[NATIONS FUNDS
SEMI-ANNUAL REPORT LOGO]




                                                          [PICTURE OF BUILDINGS]
















                                                  NATIONS INSTITUTIONAL RESERVES




                                           NATIONS CASH RESERVES

                                           NATIONS TREASURY RESERVES

                                           NATIONS GOVERNMENT RESERVES

                                           NATIONS MUNICIPAL RESERVES




                                           FOR THE PERIOD ENDED OCTOBER 31, 1997

This report is submitted for the general information of shareholders of Nations Institutional Reserves. This material must be preceded or accompanied by a current Nations Institutional Reserves prospectus.

-------------------------------------------------------------------------------------
            NOT                                   MAY LOSE VALUE
            FDIC-
            INSURED                               NO BANK GUARANTEE
-------------------------------------------------------------------------------------

Nations Institutional Reserves Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, N.A., is not a bank, and the securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Institutional Reserves Investment Adviser: NationsBanc Advisors, Inc.

Nations Institutional Reserves Investment Sub-Adviser: TradeStreet Investment Associates, Inc.

DEAR SHAREHOLDER:

We are pleased to present this semi-annual financial report for the Nations Institutional Reserves Portfolios (the "Funds"). We hope you will take a moment to review this report. It contains important financial information regarding your investment for the six-month period ended October 31, 1997.

LOOKING BACK -- A BOOMING ECONOMY

The economy is rolling along at an above-trend pace, with no sign of significant inflationary pressures. In addition to low inflation, the low unemployment environment has surprised many observers. The October employment figures registered the lowest unemployment rate in twenty-four years (4.7 percent). Real Gross Domestic Product (GDP) rose at a 3.5 percent annual rate in the third quarter versus 3.3 percent in the second quarter -- nearly double the U.S. economy's estimated growth. Consumer inflation increased at a modest 0.2 percent in October for the fourth straight month -- a pace that could lead to the smallest yearly increase in eleven years. Through October, the Consumer Price Index has increased at just a 1.8 percent annual rate. If this pace continues for the rest of the year, it would be the smallest annual increase since 1986. We are currently experiencing the fastest growth of this decade.

LOOKING AHEAD

Recent turmoil in the world financial markets has spilled over into the U.S. market and, notwithstanding the positive indicators mentioned above, may dampen future U.S. economic growth. The Federal Open Market Committee (FOMC) will watch this situation as it develops, and assess the potential impact to the economy. As these economic and market conditions evolve, the Funds will be managed strategically to capture relative value along the yield curve.

SERVING YOUR SHORT-TERM INVESTMENT NEEDS

As a series of money market funds designed specifically for the needs of institutional investors, the Funds are managed daily to provide your organization with access to the major sectors of the money market -- conveniently and cost effectively.

We thank you for choosing the Funds to help pursue your short-term cash management needs.

Sincerely,

[SIGNATURE FACSIMILE]                                [SIGNATURE FACSIMILE]

A. Max Walker                                        Mark H. Williamson
President and Chairman of the Board                  President, NationsBanc Advisors, Inc.

October 31, 1997

MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. INVESTMENTS IN MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

 Principal                                                                   Maturity        Value
   Amount                           NATIONS CASH RESERVES                      Date         (Note 1)
-------------------------------------------------------------------------------------------------------
               CERTIFICATES OF DEPOSIT -- DOMESTIC -- 2.5%
               Bankers Trust Company of New York:
$ 10,000,000     5.910%..................................................... 03/12/98    $    9,998,970
  10,000,000     6.000%..................................................... 03/24/98         9,995,325
  35,000,000     5.990%..................................................... 06/25/98        34,991,351
               Credit Suisse, First Boston,
  20,000,000     5.800%..................................................... 10/13/98        20,000,000
               Morgan Guaranty Trust Company,
  30,000,000     5.965%..................................................... 06/22/98        29,993,596
-------------------------------------------------------------------------------------------------------
                      Total Certificates of Deposit -- Domestic (Cost $104,979,242)..       104,979,242
-------------------------------------------------------------------------------------------------------
               CERTIFICATES OF DEPOSIT -- EURO -- 0.7%
               (Cost $30,000,728)

               Sanwa Bank Ltd., (London),
  30,000,000     5.920%..................................................... 12/16/97        30,000,728
-------------------------------------------------------------------------------------------------------
               CERTIFICATES OF DEPOSIT -- YANKEE -- 8.7%
               Bank of Tokyo Mitsubishi, (New York):
  20,000,000     5.840%..................................................... 01/15/98        20,001,138
  30,000,000     5.800%..................................................... 01/28/98        30,000,000
   5,000,000     5.800%..................................................... 03/02/98         5,000,000
  20,000,000     5.790%..................................................... 03/19/98        20,000,000
               Bayerische Landesbank AG, (New York),
  20,000,000     5.610%..................................................... 10/06/98        19,994,661
               Deutsche Bank, (New York),
   5,000,000     5.860%..................................................... 03/10/98         4,999,324
               National Bank of Canada, (New York):
  37,000,000     5.580%..................................................... 11/10/97        37,000,000
  10,000,000     5.850%..................................................... 02/27/98        10,000,000
  10,000,000     5.940%..................................................... 03/06/98        10,000,000
  17,000,000     6.030%..................................................... 03/18/98        16,999,390
  20,000,000     6.140%..................................................... 06/05/98        19,997,622
               Societe Generale, (New York):
  30,000,000     5.650%..................................................... 04/07/98        30,000,000
  20,000,000     5.880%..................................................... 07/22/98        19,994,486
  75,000,000     5.625%+.................................................... 09/09/98        74,959,354
  25,000,000     5.625%+.................................................... 09/11/98        24,986,358
  20,000,000     5.950%..................................................... 10/21/98        19,990,731
-------------------------------------------------------------------------------------------------------
                      Total Certificates of Deposit -- Yankee (Cost $363,923,064)....       363,923,064
-------------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER -- 34.5%

               AON Corporation:

  15,000,000     Discount note.............................................. 11/14/97        14,969,992
  15,000,000     Discount note.............................................. 11/17/97        14,962,800
  11,073,000     Discount note.............................................. 12/08/97        11,009,952
  15,000,000     Discount note.............................................. 01/08/98        14,841,900

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

 Principal                                                                   Maturity        Value
   Amount                           NATIONS CASH RESERVES                      Date         (Note 1)
-------------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER (continued)
               Bankers Trust Company of New York,
$ 20,000,000     Discount note.............................................. 04/08/98    $   19,507,567
               Bradford & Bingley Building Society,
  16,200,000     Discount note.............................................. 03/10/98        15,876,081
               Countrywide Funding Corporation:
  75,000,000     Discount note.............................................. 11/12/97        74,873,271
  28,086,000     Discount note.............................................. 11/17/97        28,016,971
  35,000,000     Discount note.............................................. 11/19/97        34,903,050
               Dynamic Funding Corporation:
  43,742,000     Discount note.............................................. 11/14/97        43,651,175
  30,000,000     Discount note.............................................. 11/21/97        29,906,333
  19,466,000     Discount note.............................................. 12/08/97        19,352,362
  12,500,000     Discount note.............................................. 12/10/97        12,423,760
  20,551,000     Discount note.............................................. 01/15/98        20,306,957
               General Motors Acceptance Corporation:
  25,000,000     Discount note.............................................. 03/02/98        24,530,285
  20,000,000     Discount note.............................................. 04/20/98        19,466,389
               General Motors Corporation,
 100,000,000     Discount note.............................................. 11/24/97        99,644,778
               Gotham Funding Corporation:
  25,000,000     Discount note.............................................. 11/05/97        24,984,583
  16,893,000     Discount note.............................................. 11/07/97        16,877,374
  19,895,000     Discount note.............................................. 12/02/97        19,799,918
  27,721,000     Discount note.............................................. 12/04/97        27,579,969
               International Securitization Corporation:
  16,975,000     Discount note.............................................. 11/19/97        16,927,979
  40,000,000     Discount note.............................................. 12/01/97        39,815,333
 100,000,000     Discount note.............................................. 12/30/97        99,087,139
               Lehman Brothers Holdings Inc.:
  35,000,000     Discount note.............................................. 11/10/97        34,949,075
  10,000,000     Discount note.............................................. 11/21/97         9,967,500
  25,000,000     Discount note.............................................. 12/03/97        24,872,222
  20,000,000     Discount note.............................................. 05/01/98        19,431,861
               National Fleet Funding Corporation,
 211,000,000     Discount note.............................................. 11/03/97       210,932,011
               Newell Company,
  40,000,000     Discount note.............................................. 11/07/97        39,963,000
               ODC Capital Corporation,
  37,002,000     Discount note.............................................. 11/18/97        36,905,199
               Orix America, Inc.,
  10,000,000     Discount note.............................................. 01/09/98         9,891,325

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

 Principal                                                                   Maturity        Value
   Amount                           NATIONS CASH RESERVES                      Date         (Note 1)
-------------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER (continued)
               Safeco Corporation:
$ 30,000,000     Discount note.............................................. 11/12/97    $   29,948,667
  13,000,000     Discount note.............................................. 12/03/97        12,935,867
  15,000,000     Discount note.............................................. 12/10/97        14,909,487
  30,000,000     Discount note.............................................. 12/10/97        29,819,300
   7,500,000     Discount note.............................................. 01/23/98         7,403,513
               Sumitomo Corporation of America:
  25,000,000     Discount note.............................................. 11/19/97        24,928,125
  24,000,000     Discount note.............................................. 12/17/97        23,827,040
  22,300,000     Discount note.............................................. 12/22/97        22,123,719
  25,000,000     Discount note.............................................. 01/28/98        24,656,556
  63,000,000     Discount note.............................................. 02/11/98        61,994,677
               Tri-Lateral Capital (USA) Inc.:
  12,680,000     Discount note.............................................. 12/15/97        12,592,902
  26,318,000     Discount note.............................................. 01/13/98        26,019,144
  20,040,000     Discount note.............................................. 01/27/98        19,762,496
-------------------------------------------------------------------------------------------------------
                      Total Commercial Paper (Cost $1,441,149,604)...................     1,441,149,604
-------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS -- 9.4%
               Bankers Trust Company of New York:
  25,000,000     5.700%+.................................................... 12/12/97++      25,001,091
  20,000,000     5.690%+.................................................... 04/23/98++      20,000,000
  40,000,000     5.640%+.................................................... 08/04/98++      39,988,358
               Bear Stearns & Company, Inc.:
  40,000,000     5.700%+.................................................... 06/08/98++      40,000,000
  40,000,000     5.605%+.................................................... 07/21/98++      40,000,000
  25,000,000     5.731%+.................................................... 07/21/98++      25,000,000
               International Business Machines Credit Corporation:
  30,000,000     5.740%+.................................................... 11/14/97++      30,000,000
  25,000,000     5.740%+.................................................... 01/21/98++      25,000,000
  15,000,000     5.740%+.................................................... 02/12/98++      15,000,000
               Comerica Bank,
  40,000,000     5.640%+.................................................... 10/06/98++      39,992,811
               Merrill Lynch & Company, Inc.:
  25,000,000     5.680%+.................................................... 05/18/98++      25,000,000
  20,000,000     5.700%+.................................................... 10/29/98++      20,000,000
               PHH Corporation:
  17,000,000     5.630%+.................................................... 09/25/98++      16,994,411
  30,000,000     5.700%+.................................................... 10/27/98++      30,000,000
-------------------------------------------------------------------------------------------------------
                      Total Corporate Obligations (Cost $391,976,671)................       391,976,671
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

 Principal                                                                   Maturity        Value
   Amount                           NATIONS CASH RESERVES                      Date         (Note 1)
-------------------------------------------------------------------------------------------------------
                 CORPORATE OBLIGATIONS (continued)
                 GUARANTEED INVESTMENT CONTRACTS -- 5.4%
                 Jackson National Life Insurance Company:
$ 50,000,000     5.880%+#................................................... 01/02/98++  $   50,000,000
  50,000,000     5.870%+#................................................... 06/14/98++      50,000,000
                 Peoples Security Life Insurance Company,
  25,000,000     5.730%*+#.................................................. 05/09/98++      25,000,000
                 Travelers Insurance Company:
  50,000,000     5.774%..................................................... 01/14/98++      50,000,000
  50,000,000     5.727%..................................................... 01/31/98++      50,000,000
-------------------------------------------------------------------------------------------------------
                 Total Guaranteed Investment Contracts (Cost $225,000,000)...........       225,000,000
-------------------------------------------------------------------------------------------------------
                 MEDIUM TERM NOTES -- 5.0%
                 Beta Finance Corporation Inc.,
  10,000,000     5.800%..................................................... 03/03/98        10,000,000
                 CIT Group Holdings,
  11,710,000     6.500%..................................................... 07/13/98        11,750,482
                 CS First Boston Inc.,
 140,000,000     5.973%..................................................... 07/01/98       140,000,000
                 Goldman, Sachs & Company,
   7,000,000     6.100%..................................................... 04/15/98         6,998,714
                 PHH Corporation,
  39,000,000     5.986%..................................................... 08/12/98        38,995,752
-------------------------------------------------------------------------------------------------------
                 Total Medium Term Notes (Cost $207,744,948).........................       207,744,948
-------------------------------------------------------------------------------------------------------
                 MUNICIPAL BOND -- 1.0% (Cost $40,000,000)
                 Virginia (State of), Housing Development Authority,
  40,000,000     5.450%+.................................................... 01/01/46++      40,000,000
-------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
                 (Cost $18,302,895)
                 Student Loan Marketing Association (SLMA), Note,
  18,303,000     5.400%+.................................................... 02/17/98++      18,302,895
-------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS -- 28.3%
                 Agreement with BZW,
 350,000,000     5.780% dated 10/31/97 to be repurchased at $350,168,583 on 11/03/97, collateralized by $350,000,333 Federal Farm Credit Bank, 5.600%
                   due 10/01/98 (value $355,362,640).................................       350,000,000
                 Agreement with CS First Boston Corporation,
 470,000,000     5.780% dated 10/31/97 to be repurchased at $470,226,383 on 11/03/97, collateralized by $485,288,612 U.S. Government Agency Securities
                   due 11/03/97 - 06/23/25 (value $483,267,867)......................       470,000,000
                 Agreement with JP Morgan,
 130,000,000     5.800% dated 10/31/97 to be repurchased at $130,062,833
                   on 11/03/97, collateralized by $132,000,000 Qualified First Tier
                   Money Market Instruments, 5.800% - 5.850% due
                   04/30/98 - 07/28/98 (value $132,600,000)..........................       130,000,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

 Principal                                                                   Maturity        Value
   Amount                           NATIONS CASH RESERVES                      Date         (Note 1)
-------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS (continued)
                 Agreement with Lehman Brothers Inc.,
$230,000,000     5.800% dated 10/31/97 to be repurchased at $230,111,167
                   on 11/03/97, collateralized by $234,600,000 Qualified First Tier
                   Money Market Instruments, 5.800% - 5.850% due
                   12/29/97 - 10/05/98 (value $234,600,000)..........................    $  230,000,000
-------------------------------------------------------------------------------------------------------
                      Total Repurchase Agreements (Cost $1,180,000,000)..............     1,180,000,000
-------------------------------------------------------------------------------------------------------
   Shares
-------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUNDS -- 4.0%
  83,254,548     Aim Liquid Asset Portfolio..........................................        83,254,548
  15,403,000     Aim Prime Fund......................................................        15,403,000
  70,336,000     Dreyfus Cash Management Plus Fund...................................        70,336,000
       5,500     Fidelity Institutional Cash Variable Rate Fund......................             5,500
-------------------------------------------------------------------------------------------------------
                      Total Money Market Funds (Cost $168,999,048)...................       168,999,048
-------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS (Cost $4,172,076,200*)...................  99.9%      $4,172,076,200
-------------------------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES (NET).........................   0.1%
                 Other assets........................................................        14,535,666
                 Dividends payable...................................................        (7,634,259)
                 Investment advisory fee payable (Note 2)............................        (1,043,008)
                 Shareholder servicing and distribution fees payable (Note 3)........          (324,134)
                 Accrued Trustees' fees and expenses (Note 2)........................          (107,019)
                 Custodian fees payable (Note 2).....................................           (23,734)
                 Administration fees payable (Note 2)................................           (40,686)
                 Accrued expenses and other payables.................................          (160,280)
-------------------------------------------------------------------------------------------------------
                 TOTAL OTHER ASSETS AND LIABILITIES (NET)............................         5,202,546
-------------------------------------------------------------------------------------------------------
                 NET ASSETS.................................................  100.0%     $4,177,278,746
=======================================================================================================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                 Capital Class Shares:
                 ($2,745,060,684 / 2,745,055,704 shares outstanding).................    $         1.00
=======================================================================================================
                 Liquidity Class Shares:
                 ($429,168,575 / 429,167,797 shares outstanding).....................    $         1.00
=======================================================================================================


                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

                                                                                             VALUE
                 NATIONS CASH RESERVES                                                      (NOTE 1)
-------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUNDS (continued)
                 Adviser Class Shares:
                 ($525,048,610 / 525,047,657 shares outstanding).....................    $         1.00
=======================================================================================================

                 Market Class Shares:
                 ($478,000,877 / 478,000,010 shares outstanding).....................    $         1.00
=======================================================================================================
   * Aggregate cost for Federal tax purposes.
   + Floating rate note. The interest rate shown reflects the rate currently in effect.
  ++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.
   # Security subject to a demand feature which allows the Fund to put the security back to the issuer from 7 to 180 calendar days.
--------------------------------------------------------------------------------------------------------

                 AT OCTOBER 31, 1997 NET ASSETS CONSIST OF:

                 Accumulated net realized gain on investments sold....................    $        7,578
                 Paid-in capital......................................................     4,177,271,168
--------------------------------------------------------------------------------------------------------
                 NET ASSETS...........................................................    $4,177,278,746
========================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

 Principal                                                                    Maturity       Value
   Amount                         NATIONS TREASURY RESERVES                     Date        (Note 1)
-------------------------------------------------------------------------------------------------------
                 U.S. TREASURY OBLIGATIONS -- 11.4%
                 U.S. TREASURY BILLS -- 3.4%
$ 10,000,000     Discount note#.............................................  11/13/97     $  9,982,500
  15,000,000     Discount note#.............................................  01/08/98       14,849,833
  10,000,000     Discount note#.............................................  02/05/98        9,858,134
-------------------------------------------------------------------------------------------------------
                                                                                             34,690,467
-------------------------------------------------------------------------------------------------------
                 U.S. TREASURY NOTES -- 8.0%
  15,000,000     6.125%#....................................................  03/31/98       15,008,035
  10,000,000     5.875%#....................................................  04/30/98       10,011,324
   5,000,000     8.250%#....................................................  07/15/98        5,086,257
  30,000,000     6.250%#....................................................  07/31/98       30,122,040
  10,000,000     4.750%#....................................................  09/30/98        9,921,434
  10,000,000     6.000%#....................................................  09/30/98       10,030,389
-------------------------------------------------------------------------------------------------------
                                                                                             80,179,479
-------------------------------------------------------------------------------------------------------

                      Total U.S. Treasury Obligations (Cost $114,869,946).................. 114,869,946
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 94.6%

                 REPURCHASE AGREEMENTS -- FIXED RATE -- 90.8%
 250,000,000     Agreement with Bankers Trust Company,                                      250,000,000
                   5.700% dated 10/31/97 to be repurchased at $250,118,750
                   on 11/03/97, collateralized by $255,102,709 U.S. Government
                   Securities 5.625% - 10.625% due 01/08/98 - 08/15/27 (value
                   $254,579,050)......................................................
  50,000,000     Agreement with Bear Stearns,                                                50,000,000
                   5.750% dated 10/31/97 to be repurchased at $50,023,958 on 11/03/97, collateralized by $52,239,387 GNMA, 6.000% due 09/20/27 - 10/20/27
                   (value $51,989,904) ...............................................
  50,000,000     Agreement with BZW,                                                         50,000,000
                   5.700% dated 10/31/97 to be repurchased at $50,023,750 on 11/03/97, collateralized by $50,000,859 U.S. Government Securities 5.000% -
                   13.750% due 01/31/98 - 11/15/14 (value $50,781,329)................
 115,756,000     Agreement with CS First Boston Corporation,                                115,756,000
                   Interest is payable monthly. The agreement is terminable by the fund daily. The final maturity of the agreement is 07/01/98, collateralized by $115,756,000, U.S. Treasury Strips, Principal
                   only, due 05/15/17 (value $119,823,419)##..........................
  50,000,000     Agreement with Dresdner Bank Inc.,                                          50,000,000
                   5.750% dated 10/31/97 to be repurchased at $50,023,958 on 11/03/97, collateralized by $51,003,018 GNMA 6.500% - 7.000% due
                   03/15/26 - 10/15/26 (value $50,724,229)............................
  50,000,000     Agreement with First Union Corporation,                                     50,000,000
                   5.700% dated 10/31/97 to be repurchased at $50,023,750 on 11/03/97, collateralized by $50,520,596 U.S. Government Securities 3.625% -
                   11.750% due 12/31/97 - 07/15/23 (value $50,889,527)................

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

 Principal                                                                                   Value
   Amount        NATIONS TREASURY RESERVES                                                  (Note 1)
-------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS -- FIXED RATE (continued)
$ 22,000,000     Agreement with Goldman Sachs & Company,                                 $   22,000,000
                   5.750% dated 10/31/97 to be repurchased at $22,010,542 on 11/03/97, collateralized by $22,010,542 GNMA 7.000% due 07/15/27 (value
                   $22,321,354).......................................................
  50,000,000     Agreement with HSBC Securities,                                             50,000,000
                   5.700% dated 10/31/97 to be repurchased at $50,023,750 on 11/03/97, collateralized by $51,005,089 U.S. Treasury Bond, 8.125% due
                   08/15/19 (value $50,305,341).......................................
  20,000,000     Agreement with J.P. Morgan & Company,                                       20,000,000
                   5.730% dated 10/31/97 to be repurchased at $20,009,550 on 11/03/97, collateralized by $20,000,000 GNMA 7.000% due 05/15/27 (value
                   $20,282,421).......................................................
 110,000,000     Agreement with J.P. Morgan & Company,                                      110,000,000
                   5.700% dated 10/31/97 to be repurchased at $110,052,250 on
                   11/03/97, collateralized by $110,000,230 U.S. Government
                   Securities, Principal only, due 05/15/04 - 11/15/21 (value
                   $112,200,235)......................................................
  50,000,000     Agreement with Lehman Brothers Holdings Inc.,                               50,000,000
                   5.750% dated 10/31/97 to be repurchased at $50,023,958 on 11/03/97, collateralized by $50,997,277 GNMA 7.000% - 10.000% due 04/15/10 -
                   07/15/27 (value $50,690,987).......................................
  50,000,000     Agreement with Smith Barney & Company,                                      50,000,000
                   5.780% dated 10/31/97 to be repurchased at $50,024,083 on 11/03/97, collateralized by $50,000,000 GNMA 5.000% - 6.875% due 10/20/25 -
                   10/20/27 (value $50,755,155).......................................
  50,000,000     Agreement with UBS Securities, Inc.,                                        50,000,000
                   5.720% dated 10/31/97 to be repurchased at $50,023,833 on 11/03/97, collateralized by $51,000,758 GNMA 6.500% - 13.500% with various maturities (value $50,723,692).....................................
-------------------------------------------------------------------------------------------------------
                                                                                            917,756,000
-------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENTS -- TERM -- 3.8%
  38,000,000     Agreement with Morgan Stanley Group Inc.,                                   38,000,000
                   5.500% dated 10/10/97 to be repurchased at $38,017,417 on 11/10/97, collateralized by $38,414,763 GNMA 6.000% - 7.000% due
                   10/20/23 - 08/20/27 (value $38,971,525)............................
-------------------------------------------------------------------------------------------------------

                      Total Repurchase Agreements -- Fixed Rate (Cost $955,756,000)........ 955,756,000
-------------------------------------------------------------------------------------------------------

   Shares
-------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUNDS -- 5.6%
  18,902,000     AIM Treasury Fund....................................................       18,902,000
  19,522,000     Dreyfus Treasury Cash Management Fund................................       19,522,000
  18,222,000     Fidelity Institutional Cash Fund.....................................       18,222,000
-------------------------------------------------------------------------------------------------------

                      Total Money Market Funds (Cost $56,646,000)..........................  56,646,000
-------------------------------------------------------------------------------------------------------

                 TOTAL INVESTMENTS (Cost $1,127,271,946*)...................   111.6%     1,127,271,946
-------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

                                                                                             Value
                                  NATIONS TREASURY RESERVES                                 (Note 1)
-------------------------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES (NET).........................  (11.6)%
                                                                                         $    1,300,881
                 Other assets.........................................................
                                                                                           (115,756,000)
                 Payable for reverse repurchase agreement (Note 1)....................
                                                                                             (1,960,221)
                 Dividends payable....................................................
                                                                                               (147,125)
                 Shareholder servicing and distribution fees payable (Note 3).........
                                                                                               (215,197)
                 Investment advisory fee payable (Note 2).............................
                                                                                                (51,059)
                 Accrued Trustees' fees and expenses..................................
                                                                                                (24,190)
                 Custodian fees payable (Note 2)......................................
                                                                                                 (9,644)
                 Administration fee payable (Note 2)..................................
                                                                                                (37,840)
                 Accrued expenses and other payables..................................
-------------------------------------------------------------------------------------------------------

                 TOTAL OTHER ASSETS AND LIABILITIES (NET).............................     (116,900,395)
-------------------------------------------------------------------------------------------------------

                 NET ASSETS.................................................   100.0%    $1,010,371,551
=======================================================================================================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                 Capital Class Shares:
                 ($206,100,023 / 206,105,875 shares outstanding)......................   $         1.00
=======================================================================================================

                 Liquidity Class Shares:
                 ($279,506,727 / 279,514,663 shares outstanding)......................   $         1.00
=======================================================================================================

                 Adviser Class Shares:
                 ($345,269,887 / 345,279,690 shares outstanding)......................   $         1.00
=======================================================================================================

                 Market Class Shares:
                 ($179,494,914 / 179,500,010 shares outstanding)......................   $         1.00
=======================================================================================================
   *  Aggregate cost for Federal tax purposes.
   +  Rate resets daily. The interest rate shown reflects the rate currently in effect.
   #  Denotes securities subject to repurchase under reverse repurchase agreements as of October 31,
      1997 (Note 1).
  ##  Security segregated as collateral for reverse repurchase agreement.
-------------------------------------------------------------------------------------------------------

                AT OCTOBER 31, 1997 NET ASSETS CONSIST OF:
                Accumulated net realized loss on investments sold.....................          (27,840)
                Paid-in capital.......................................................    1,010,399,391
-------------------------------------------------------------------------------------------------------

                NET ASSETS............................................................   $1,010,371,551
=======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

 Principal                                                                   Maturity        Value
   Amount                      NATIONS GOVERNMENT RESERVES                     Date         (Note 1)
------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.7%
                FEDERAL FARM CREDIT BANK (FFCB) NOTES -- 3.1%
$  8,000,000    5.900%...................................................    04/01/98     $  7,992,719
   6,000,000    5.700%...................................................    11/03/98        5,999,531
------------------------------------------------------------------------------------------------------
                                                                                            13,992,250
------------------------------------------------------------------------------------------------------
                FEDERAL HOME LOAN BANK (FHLB) -- 11.9%
   4,000,000    Discount note............................................    11/07/97        3,996,380
   3,000,000    Discount note............................................    11/19/97        2,991,855
   3,000,000    Discount note............................................    01/15/98        2,966,250
                Notes:
  20,000,000    5.680%+..................................................    11/01/97++     20,000,000
   5,000,000    5.625%...................................................    12/26/97        5,000,000
   4,000,000    5.675%...................................................    02/12/98        3,997,971
   4,000,000    6.010%...................................................    05/15/98        4,000,027
   3,000,000    5.820%...................................................    06/16/98        2,999,267
   3,000,000    5.900%...................................................    06/19/98        2,999,962
   3,000,000    5.805%...................................................    08/20/98        4,998,750
------------------------------------------------------------------------------------------------------
                                                                                            53,950,462
------------------------------------------------------------------------------------------------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 2.2%
   5,000,000    Discount note............................................    11/13/97        4,990,983
   5,000,000    Discount note............................................    12/17/97        4,964,989
------------------------------------------------------------------------------------------------------
                                                                                             9,955,972
------------------------------------------------------------------------------------------------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.8%
   5,000,000    Discount note............................................    12/22/97        4,961,396
   5,000,000    Discount note............................................    01/20/98        4,938,889
   4,000,000    Discount note............................................    01/29/98        3,946,847
   4,000,000    Discount note............................................    02/26/98        3,929,280
                Note,
   4,000,000    5.710%...................................................    06/23/98        3,996,205
------------------------------------------------------------------------------------------------------
                                                                                            21,772,617
------------------------------------------------------------------------------------------------------
                STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 3.7%
   5,000,000    5.660%+..................................................    11/04/97++      4,999,972
   8,000,000    5.550%+..................................................    11/04/97++      8,000,000
                Note,
   4,000,000    5.850%...................................................    06/10/98        3,998,305
------------------------------------------------------------------------------------------------------
                                                                                            16,998,277
------------------------------------------------------------------------------------------------------
                                                                                           116,669,578
                Total U.S. Government Agency Obligations (Cost $116,669,578).........
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 73.1%
                REPURCHASE AGREEMENTS -- FIXED RATE -- 69.8%
 112,000,000    Agreement with BZW,
                  5.780% dated 10/31/97 to be repurchased at $112,053,947
                  on 11/03/97, collateralized by $112,000,415 U.S.
                  Government Agency Securities, 5.250% - 6.000% due
                  01/02/98 - 02/15/23 (value $113,774,873)...........................      112,000,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

 Principal                                                                   Maturity        Value
   Amount       NATIONS GOVERNMENT RESERVES                                    Date         (Note 1)
------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS -- FIXED RATE (continued)
$ 22,000,000    Agreement with Bear Sterns,
                  5.750% dated 10/31/97 to be repurchased at $22,010,542
                  on 11/03/97, collateralized by $23,071,501 GNMA,
                  6.000% - 9.000% due 04/15/11 - 09/20/27 (value
                  $23,193,510)...........................................                 $ 22,000,000

 112,000,000    Agreement with CS First Boston Corporation,
                  5.780% dated 10/31/97 to be repurchased at $112,053,947
                  on 11/03/97, collateralized by $117,110,000 U.S.
                  Government Agency Securities due 02/05/98 - 08/03/98
                  (value $114,484,599)...................................                  112,000,000
   5,000,000    Agreement with Goldman, Sachs & Company,
                  5.750% dated 10/31/97 to be repurchased at $5,002,396
                  on 11/03/97, collateralized by $5,002,397 GNMA, 7.000%
                  due 05/15/27 (value $5,073,036)........................

  22,000,000    Agreement with J.P. Morgan & Company,                                        5,000,000
                  5.730% dated 10/31/97 to be repurchased at $22,010,505
                  on 11/03/97, collateralized by $22,000,001 GNMA, 7.000%
                  due 05/15/27 (value $22,310,664).......................

  22,000,000    Agreement with Lehman Brothers Inc.,                                        22,000,000
                  5.750% dated 10/31/97 to be repurchased at $22,010,542
                  on 11/03/97, collateralized by $22,438,693 GNMA,
                  7.000% - 10.500% due 04/15/10 - 10/20/26 (value
                  $22,291,647)...........................................                   22,000,000

  22,000,000    Agreement with Smith Barney, Inc.,
                  5.780% dated 10/31/97 to be repurchased at $22,010,597
                  on 11/03/97, collateralized by $22,000,000 GNMA,
                  5.500% - 9.000% due 10/15/12 - 10/15/27 (value
                  $22,268,248)...........................................                   22,000,000
------------------------------------------------------------------------------------------------------
                                                                                           317,000,000
------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS -- TERM -- 3.3%
  15,000,000    Agreement with Morgan Stanley Group Inc.,
                  5.500% dated 10/10/97 to be repurchased at $15,071,042
                  on 11/10/97, collateralized by $15,182,951 GNMA, 7.000%
                  due 09/20/23 (value $15,398,968).......................                   15,000,000
------------------------------------------------------------------------------------------------------
                     Total Repurchase Agreements (Cost $332,000,000).................      332,000,000
------------------------------------------------------------------------------------------------------

     Shares
------------------------------------------------------------------------------------------------------
                MONEY MARKET FUND -- 2.6%
     534,000    Dreyfus Treasury Cash Management Fund................................          534,000
  11,436,000    Fidelity Institutional Cash Fund.....................................       11,436,000
------------------------------------------------------------------------------------------------------
                     Total Money Market Funds (Cost $11,970,000).....................       11,970,000
------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENTS (Cost $460,639,578*)...................     101.4%       460,639,578
------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

                NATIONS GOVERNMENT RESERVES
------------------------------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES (NET).......................     (1.4)%
                Other assets.........................................................     $  1,237,511
                Dividends payable....................................................       (1,217,984)
                Shareholder servicing and distribution fees payable (Note 3).........          (81,401)
                Investment advisory fee payable (Note 2).............................          (98,160)
                Accrued Trustees' fees and expenses (Note 2).........................          (16,818)
                Custodian fees payable (Note 2)......................................           (3,010)
                Administration fee payable (Note 2)..................................           (4,187)
                Accrued expenses and other payables..................................       (6,020,901)
------------------------------------------------------------------------------------------------------
                TOTAL OTHER ASSETS AND LIABILITIES (NET).............................       (6,204,950)
------------------------------------------------------------------------------------------------------
                NET ASSETS...............................................     100.0%      $454,434,628
------------------------------------------------------------------------------------------------------
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE

                Capital Class Shares:
                ($155,947,309 / 155,947,995 shares outstanding)......................
======================================================================================================
                Liquidity Class Shares:
                ($15,561,740 / 15,561,809 shares outstanding)........................
======================================================================================================
                Adviser Class Shares:
                ($50,426,591 / 50,426,813 shares outstanding)........................
======================================================================================================
                Market Class Shares:
                ($232,498,988 / 232,500,009 shares outstanding)......................
======================================================================================================

*  Aggregate cost for Federal tax purposes

+ Floating rate note. The interest rate shown reflects the rate currently in effect.

++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.

------------------------------------------------------------------------------------------------------
                AT OCTOBER 31, 1997 NET ASSETS CONSIST OF:
                Accumulated net realized loss on investments sold....................
                Paid-in capital......................................................
------------------------------------------------------------------------------------------------------

NET ASSETS...........................................................
======================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                           NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES -- 100.2%
               ALABAMA -- 4.1%
               Arab, Alabama, Industrial Development Board, Industrial Development
                 Revenue, (Syncro Corporation Project), AMT, (SouthTrust Bank of
                 Alabama LOC),
$1,010,000       3.950% due 06/01/02++.................................................  $  1,010,000
               Columbia, Alabama, Industrial Development Board, Pollution Control
                 Revenue, (Alabama Power Co. Project-Series D),
 3,800,000       4.050% due 10/01/22++.................................................     3,800,000
               Foley, Alabama, Industrial Development Board, Industrial Development
                 Revenue, (Vulcan Inc. Project), (AmSouth Bank of Alabama LOC),
 2,050,000       3.700% due 12/01/00++.................................................     2,050,000
               Fort Payne, Alabama, Industrial Development Board, Industrial
                 Development Revenue, (Brookwood Expansion Project), (AmSouth Bank
                 N.A., Birmingham LOC),
   700,000       3.700% due 12/01/97++.................................................       700,000
               McIntosh, Alabama, Industrial Development Board, Solid Waste Disposal
                 Revenue, (Ciba-Geigy Corp., Project), AMT, (Union Bank of Switzerland
                 LOC),
 4,000,000       3.650% due 07/01/04++.................................................     4,000,000
----------------------------------------------------------------------------------------------------------
                                                                                           11,560,000
----------------------------------------------------------------------------------------------------------
               ARIZONA -- 1.3%
               Maricopa (County of), Arizona, Pollution Control Corporation PCR,
                 (Arizona Public Service Co-Series F), (Bank of America LOC),
 2,700,000       4.000% due 05/01/29++.................................................     2,700,000
               Pinal (County of), Arizona, Industrial Development Authority, PCR,
                 (Magma Copper Company Project), (Banque Nationale de Paris LOC),
 1,000,000       3.600% due 12/01/11++.................................................     1,000,000
----------------------------------------------------------------------------------------------------------
                                                                                            3,700,000
----------------------------------------------------------------------------------------------------------
               CALIFORNIA -- 2.5%
               California (State of), University of California Revenue, (UCLA Medical
                 Center) (MBIA Insured),
 1,945,000       8.000% due 12/01/97...................................................     1,951,681
               California (State of), Higher Education Loan (Sallie Mae Insured),
 2,000,000       4.000% due 07/01/98...................................................     2,000,000
               Los Angeles, California, Regional Airports Improvement Corporation
                 Facilities Sublease Revenue, (Los Angeles International Airport),
                 (Societe Generale de France LOC),
 1,900,000       4.050% due 12/01/25+..................................................     1,900,000
               San Diego, California, Industrial Development Revenue, (Kaiser Aerospace
                 and Electrical Project), Series A, AMT, (ABN-AMRO Bank LOC),
 1,200,000       3.900% due 10/01/07++.................................................     1,200,000
----------------------------------------------------------------------------------------------------------
                                                                                            7,051,681
----------------------------------------------------------------------------------------------------------
               COLORADO -- 3.9%
               Colorado (State of), Health Facilities Authority Revenue, (Goodwill
                 Industries), (Bank One of Denver LOC),
 1,665,000       3.700% due 12/01/04++.................................................     1,665,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
October 31, 1997 (unaudited)

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               COLORADO (continued)
               Colorado (State of), Post Secondary Educational Authority, Economic
                 Development Revenue, (U.S. Swimming), (Banc One of Denver LOC),
$1,340,000       3.700% due 06/01/11++.................................................  $  1,340,000
               Colorado (State of), Student Obligation Authority, Student Loan Revenue,
                 (Student Loan Marketing Association LOC):
                 Series C,
 3,600,000       3.600% due 08/01/00++.................................................     3,600,000
               AMT, Series B,
 2,000,000       3.700% due 07/01/20++.................................................     2,000,000
               Larimer (County of), Colorado, Industrial Development Revenue, (Ultimate
                 Support System Project), Series A, (Bank One of Denver LOC),
 1,095,000       3.700% due 06/01/10++.................................................     1,095,000
               Pitkin (County of) Colorado, Industrial Development Revenue, (Aspen
                 Skiing Co., Project-Series A), (First National Bank of Chicago LOC),
 1,100,000       4.000% due 04/01/16++.................................................     1,100,000
----------------------------------------------------------------------------------------------------------
                                                                                           10,800,000
----------------------------------------------------------------------------------------------------------
               DELAWARE -- 2.8%
               Delaware State, Economic Development Authority, IDR, (Star Enterprise),
                 (Canadian Imperial Bank LOC), AMT:
                 Series A,
 4,800,000       3.750% due 08/01/29+..................................................     4,800,000
                 Series C,
 3,000,000       3.800% due 08/01/29+..................................................     3,000,000
----------------------------------------------------------------------------------------------------------
                                                                                            7,800,000
----------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA -- 1.2%
               District of Columbia, GO, (Georgetown University), Series D, (Bayerische
                 Landesbank LOC),
 2,100,000       3.650% due 04/01/17++.................................................     2,100,000
               District of Columbia, Hospital Revenue, (Columbia Women's Hospital),
                 Series A, (Bank of Tokyo; Mitsubishi Bank Ltd. LOC),
 1,400,000       3.900% due 07/01/20++.................................................     1,400,000
----------------------------------------------------------------------------------------------------------
                                                                                            3,500,000
----------------------------------------------------------------------------------------------------------
               FLORIDA -- 6.3%
               Brevard (County of), Florida, Multi-family Housing Authority Revenue,
                 (Malabar Lakes & Park Village), Series A, (First Bank, Minneapolis
                 LOC),
 2,275,000       3.750% due 12/01/10++.................................................     2,275,000
               Fort Walton Beach, Florida, Industrial Development Revenue, (Burton Golf
                 Inc. Project), AMT, (Columbus Bank & Trust Company LOC),
 2,000,000       3.950% due 10/01/11++.................................................     2,000,000
               Indian River (County of), Florida, Hospital District Revenue,
                 (Kredietbank N.V. LOC),
 7,000,000       3.700% due 10/01/15++.................................................     7,000,000
               Jacksonvile, Florida, Health Facilities Authority (Baptist Health
                 Properties Project), (Barnett Bank LOC),
 2,000,000       4.200% due 06/01/20++.................................................     2,000,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

Principal                                                                                   Value
  Amount       NATIONS MUNICIPAL RESERVES                                                  (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               FLORIDA (continued)
               Orange (County of), Florida, Health Facilities Authority Revenue:
                 (Mayflower Retirement Community Project), (Rabobank Nederland LOC),
$  900,000       3.700% due 03/01/18++.................................................  $    900,000
               (Southpoint-Multi-family), (Chase Manhattan LOC),
 1,750,000       3.850% due 11/01/98++.................................................     1,750,000
               Florida Housing Finance Agency (FLTF-Multi-family-Lake-RMK) (SouthTrust
                 Bank of Alabama LOC),
 1,700,000       3.800% due 12/01/10++.................................................     1,700,000
----------------------------------------------------------------------------------------------------------
                                                                                           17,625,000
----------------------------------------------------------------------------------------------------------
               GEORGIA -- 10.1%
               Columbia (County of), Georgia, Elderly Authority, Residential Care
                 Facilities Revenue, (Augusta Res Ctr on Aging), SunTrust Company Bank
                 LOC),
 4,000,000       3.700% due 01/01/21++.................................................     4,000,000
               Clayton (County of), Georgia, Housing Authority, Multi-family Housing
                 Revenue:
                 (Rolling Hills Apartments Project), (AmSouth Bank N.A., Birmingham
                 LOC),
 1,820,000       3.700% due 06/15/17++.................................................     1,820,000
               (Ten Oaks Apartments Project), Series F, (FSA Insured),
                 (Barclays Bank Plc LOC),
 3,945,000       3.650% due 01/01/21++.................................................     3,945,000
               College Park, Georgia, Business and Industrial Development Authority,
                 Industrial Development Revenue, (Wynfield One Ltd Project), (Bank of
                 Tokyo; Mitsubishi Bank Ltd. LOC),
 1,750,000       4.200% due 12/01/16+++................................................     1,750,000
               Crisp County-Cordelle, Georgia, Industrial Development Authority
                 Revenue, (Florida Seed Company Inc. Project), AMT, (SouthTrust Bank of
                 Alabama LOC),
 1,150,000       4.000% due 12/01/10++.................................................     1,150,000
               De Kalb (County of), Georgia, Housing Authority, Multi-family Housing
                 Revenue:
                 (Cedar Creek Apartments Project), AMT, (General Electric Capital
                 Corporation Guaranty),
 1,400,000       3.900% due 12/01/20++.................................................     1,400,000
               (Terrace Club Project), Series A, (AmSouth Bank N.A. LOC),
 1,000,000       3.700% due 11/01/15++.................................................     1,000,000
               Georgia Municipal Electric Authority (ABN Amro Bank, N.V. LOC),
10,200,000       3.650% due 01/01/22++.................................................    10,200,000
               Savannah, Georgia, Economic Development Authority, Industrial
                 Development Revenue, (Fuji Vegetable Oil Project), (Bank of Tokyo;
                 Mitsubishi Bank Ltd. LOC),
 1,000,000       3.800% due 10/01/99++.................................................     1,000,000
               Smyrna, Georgia, Multi-family Housing Authority Revenue, (Hills of Post
                 Village Project), (FNMA Collateral Agreement),
 2,000,000       3.650% due 06/01/25++.................................................     2,000,000
----------------------------------------------------------------------------------------------------------
                                                                                           28,265,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
October 31, 1997 (unaudited)

Principal                                                                                   Value
  Amount       NATIONS MUNICIPAL RESERVES                                                 (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               ILLINOIS -- 10.0%
               Burbank, Illinois, Industrial Development Revenue, (Service Merchandise,
                 Inc. Project), (Canadian Imperial Bank of Commerce LOC),
$  400,000       3.650% due 09/15/24++.................................................  $    400,000
               Chicago, Illinois, O'Hare International Airport, (American Airlines
                 Inc.) Series A, (Westdeutshe Landesbank LOC),
 4,700,000       4.000% due 12/01/17+..................................................     4,700,000
               Kane (County of), Illinois Revenue Bond (Glenwood School for Boys),
                 (Harris Trust & Savings Bank LOC),
 4,500,000       3.600% due 02/21/28++.................................................     4,500,000
               Illinois (State of), Development Financial Authority Revenue, (Chicago
                 Symphony), (Northern Trust Company LOC),
 2,000,000       3.600% due 12/01/28++.................................................     2,000,000
               Illinois (State of), Health Facilities Authority Revenue, (Chicago
                 Symphony), (Northern Trust Company SBPA), (Northwestern Memorial
                 Hospital),
 3,000,000       4.000% due 08/15/25++.................................................     3,000,000
               Illinois (State of), Development Financial Authority, Industrial
                 Development Revenue: (Quality Screw & Nut Company Project), AMT,
                 (National Bank of Detroit LOC),
 1,700,000       3.750% due 05/01/15++.................................................     1,700,000
               (Randolph Pickle Corporation Project), AMT, (NBD Bank N.A. LOC),
   800,000       3.850% due 06/01/12++.................................................       800,000
               (Unique Building Corporation Project), AMT, (NBD Bank N.A. LOC),
 1,800,000       3.850% due 05/01/09++.................................................     1,800,000
               Illinois (State of), Education Facilities Authority Revenue: (Arts Club
                 of Chicago), (Northern Trust LOC),
 5,200,000       3.600% due 01/01/26++.................................................     5,200,000
               (Northwestern University), (NBD Bank N.A. SBPA),
 1,400,000       3.650% due 12/01/25++.................................................     1,400,000
               Illinois (State of), Health Facilities Authority Revenue, (Victory
                 Health Project), Health, Hospital & Nursing Home Improvements,
                 (Streeterville Corporation Project), Series B, (NBD Bank N.A. LOC),
 1,000,000       3.600% due 08/15/23++.................................................     1,000,000
               Lombard Village, Illinois, Industrial Project Revenue, (B&H
                 Partnership), (Comerica Bank LOC),
 1,500,000       4.075% due 10/01/13++.................................................     1,500,000
----------------------------------------------------------------------------------------------------------
                                                                                           28,000,000
----------------------------------------------------------------------------------------------------------
               INDIANA -- 1.6%
               Auburn, Indiana, Economic Development Revenue, (RJ Tower Corporation
                 Project), AMT, (Comerica Bank LOC),
 1,160,000       3.900% due 09/01/00++.................................................     1,160,000
               Indiana (State of), Health Facilities, Financing Authority Revenue,
                 (Cardinal Center), Series A, (Key Bank, N.A. LOC),
 2,480,000       3.900% due 12/01/16++.................................................     2,480,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES
October 31, 1997 (unaudited)

Principal                                                                                   Value
  Amount       NATIONS MUNICIPAL RESERVES                                                  (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               INDIANA (continued)
               Kendallville, Indiana, Revenue, (McCray Memorial Hospital Project), (NBD
                 Bank N.A. LOC),
$  885,000       3.800% due 01/01/04++.................................................  $    885,000
----------------------------------------------------------------------------------------------------------
                                                                                            4,525,000
----------------------------------------------------------------------------------------------------------
               KENTUCKY -- 2.0%
               Lexington-Fayette Urban County Airport Corporation, Kentucky Revenue,
                 AMT-First Mortgage, Series A, (Credit Local de France LOC),
 1,600,000       4.100% due 04/21/24+..................................................     1,600,000
               Jefferson (County of), Kentucky, Industrial Building Revenue, (Seven
                 Counties Services Inc. Project), (Banc One LOC),
 1,520,000       3.700% due 06/01/11++.................................................     1,520,000
               Jefferson (County of), Kentucky, Industrial Development Revenue,
                 (Belknap Inc. Project), (Chase Manhattan LOC),
 1,228,000       3.700% due 12/01/14++.................................................     1,228,000
               Jeffersontown, Kentucky, Industrial Building Revenue, (Rague Food System
                 Inc. Project), AMT, (PNC Bank LOC),
 1,200,000       3.800% due 04/01/20++.................................................     1,200,000
----------------------------------------------------------------------------------------------------------
                                                                                            5,548,000
----------------------------------------------------------------------------------------------------------
               LOUISIANA -- 1.6%
               Lake Charles, Louisiana, (Citgo Petroleum Corporation), (Westdeutsche
                 Landesbank LOC),
 2,300,000       3.650% due 08/01/07++.................................................     2,300,000
               South Louisiana, Port Community Marine Terminal Facilities Revenue,
                 (Occidental Petroleum), (Union Bank of Switzerland LOC),
 2,300,000       3.600% due 07/01/21++.................................................     2,300,000
----------------------------------------------------------------------------------------------------------
                                                                                            4,600,000
----------------------------------------------------------------------------------------------------------
               MARYLAND -- 0.1%
               Montgomery (County of), Maryland, Industrial Development Revenue,
                 (Information Systems and Network Corporation Project), (PNC Bank LOC),
   170,000       3.800% due 04/01/14++.................................................       170,000
----------------------------------------------------------------------------------------------------------
               MICHIGAN -- 4.2%
               Dearborn, (State of), Michigan Economic Development (Mellon Bank LOC),
                 Corporate Revenue, (Oakbrook Common Project):
 2,300,000       3.600% due 03/01/23++.................................................     2,300,000
 2,900,000     3.600% due 03/01/25++...................................................     2,900,000
               Michigan Municipal Bond Authority Revenue, (Series B),
 5,000,000       4.500% due 07/02/98++.................................................     5,020,805
               Monroe, (County of), Michigan Economic Development (Barclays Bank PLC
                 LOC), Corporate Ltd Obligation Revenue, (Detroit Edison, Series CC),
 1,500,000       4.000% due 10/01/24++.................................................     1,500,000
----------------------------------------------------------------------------------------------------------
                                                                                           11,720,805
----------------------------------------------------------------------------------------------------------
               MINNESOTA -- 0.9%
               Minneapolis, Minnesota, Revenue, (Catholic Charities Project), (Norwest
                 Bank Minnesota LOC),
 2,615,000       3.650% due 11/01/16++.................................................     2,615,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               MISSOURI -- 3.1%
               Missouri, (State of), Health & Educational Facilities Authority
                 Revenue,(Washington University), Series B (Morgan Guaranty SBPA):
$1,900,000       3.650% due 09/01/10++.................................................  $  1,900,000
 1,400,000     4.200% due 09/01/30++...................................................     1,400,000
               Missouri, (State of), Health & Educational Facilities Authority Revenue,
                 (School District Advance Funding Program),
 3,400,000       4.500% due 09/14/98++.................................................     3,416,968
               St. Charles, (County of), Missouri Industrial Development Revenue,
                 (Venture Stores Inc. Project) (Bank of America LOC),
 2,000,000       3.600% due 10/01/06++.................................................     2,000,000
----------------------------------------------------------------------------------------------------------
                                                                                            8,716,968
----------------------------------------------------------------------------------------------------------
               MISSISSIPPI -- 0.9%
               Flowood, Mississippi, Industrial Development Revenue, (BSC Steel Inc.
                 Project), AMT, (PNC Bank LOC),
 2,500,000       3.800% due 11/01/01++.................................................     2,500,000
----------------------------------------------------------------------------------------------------------
               MONTANA -- 0.4%
               Billings, Montana, Industrial Development Revenue, (Sysco Continental
                 Project), (Toronto Dominion Bank LOC),
 1,000,000       3.650% due 12/01/14++.................................................     1,000,000
----------------------------------------------------------------------------------------------------------
               NEW MEXICO -- 2.1%
               Dona Ana (County of), New Mexico, Industrial Development Revenue,
                 (Foamex Products Inc Project), (Bank of Nova Scotia LOC),
 5,900,000       3.700% due 11/01/13++.................................................     5,900,000
----------------------------------------------------------------------------------------------------------
               OHIO -- 6.1%
               Centerville, Ohio, Health Care Revenue, (Bethany Lutheran Village
                 Project), (PNC Bank of Ohio LOC),
   980,000       3.650% due 11/01/13++.................................................       980,000
               Cuyahoga (County of), Ohio, Industrial Development Revenue, (Pleasant
                 Lake Project), (Key Bank, N.A. LOC),
   935,000       3.700% due 05/01/11++.................................................       935,000
               Greene (County of), Ohio, Industrial Development Revenue, (AFC Stamping
                 Project), AMT, (Key Bank, N.A. LOC),
 1,000,000       3.850% due 09/01/16++.................................................     1,000,000
               Lucas (County of), Ohio, Industrial Development Revenue, (Dynamic Dies
                 Inc., Project), (National City Bank LOC),
 2,200,000       3.850% due 07/01/09++.................................................     2,200,000
               Ohio (State of), Housing Finance Agency, Multi-family Housing Revenue,
                 Kenwood Congregate Retirement Community, (Morgan Guaranty Trust
                 Company LOC),
 2,279,000       3.700% due 12/01/15++.................................................     2,279,000
               Ohio (State of), Air Quality Development Authority Revenue,
                 Daily-Conversion 12/8/95, Series B, (Morgan (J.P.) LOC),
 2,200,000       3.950% due 12/01/15++.................................................     2,200,000
               Ottawa (County of), Ohio, BAN,
 4,000,000       4.125% due 08/06/98++.................................................     4,007,312

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               OHIO (continued)
               Summit (County of), Ohio, Industrial Development Revenue, (Oliver
                 Printing Project), AMT, (Bank One Akron LOC),
$1,500,000       3.800% due 02/01/07++.................................................  $  1,500,000
               Toledo-Lucas (County of), Ohio, Port Authority Facilities Improvement
                 Revenue, (Young Mens Christian Association), (Fifth Third Bank LOC),
 1,085,000       3.700% due 12/01/21++.................................................     1,085,000
               Trumbull (County of), Ohio, Industrial Development Revenue, (ATD
                 Corporation Project), AMT, (Key Bank, N.A. LOC),
   925,000       3.850% due 08/01/10++.................................................       925,000
----------------------------------------------------------------------------------------------------------
                                                                                           17,111,312
----------------------------------------------------------------------------------------------------------
               OREGON -- 1.8%
               Portland, Oregon, Multi-family Housing Revenue, (University Park
                 Apartment Project), (Bank of Boston LOC),
 5,000,000       3.600% due 10/01/11                                                        5,000,000
----------------------------------------------------------------------------------------------------------
               PENNSYLVANIA -- 5.5%
               Delaware County, Pennsylvania, Industrial Development Authority,
                 Pollution Control Revenue, (BP Oil Inc. Project),
 4,100,000       4.000% due 12/01/09++.................................................     4,100,000
               Philadelphia, Pennsylvania, School District, TRAN, (Commerzbank A.G.
                 LOC),
 4,000,000       4.500% due 06/30/98++.................................................     4,013,331
               Pennsylvania (State of), Higher Education Facilities Authority Revenue,
                 (Carnegie Mellon University), (UBS & Morgan Guaranty SBPA),
 5,000,000       4.000% due 11/01/25++.................................................     5,000,000
               Schuylkill (County of), Pennsylvania, Industrial Development Authority
                 Revenue, (PNC Bank LOC):
               (Bon-Ton Stores Project), AMT,
 1,240,000       3.650% due 02/01/12++.................................................     1,240,000
               (Bon-Ton Stores Project),
 1,000,000       3.800% due 02/01/12++.................................................     1,000,000
----------------------------------------------------------------------------------------------------------
                                                                                           15,353,331
----------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA -- 3.6%
               Cherokee (County of), South Carolina, Industrial Development Revenue,
                 (Holmberg Electric Corporation Project), (Wachovia Bank LOC),
 1,000,000       4.050% due 11/01/04++.................................................     1,000,000
               Greenville (County of), South Carolina, School District,
 5,000,000       4.600% due 03/01/98...................................................     5,013,544
               South Carolina (State of), Jobs, Economic Development Authority Revenue:
                 (Chambers Oakridge Landfill), AMT, (Morgan Guaranty Trust Company
                 LOC),
 1,700,000       3.800% due 12/01/01++.................................................     1,700,000
               (Spartanburg Young Mens Project), (First Union National Bank LOC),
 1,800,000       3.650% due 06/01/18++.................................................     1,800,000
               York (County of), South Carolina, Pollution Control Revenue, (CFC
                 Guaranty),
   700,000       3.700% due 09/15/14...................................................       700,000
----------------------------------------------------------------------------------------------------------
                                                                                           10,213,544
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               SOUTH DAKOTA -- 0.3%
               South Dakota (State of), Economic Development Finance Authority,
                 Industrial Development Revenue, (Lomar Development Company Project),
                 Series B, AMT, (First Bank LOC),
$  830,000       3.950% due 08/01/08++.................................................  $    830,000
----------------------------------------------------------------------------------------------------------
               TENNESSEE -- 3.8%
               Jefferson City, Tennessee, Industrial Development Board, (BA Property
                 Project), AMT, (American National B&T LOC),
 1,265,000       3.700% due 11/01/24++.................................................     1,265,000
               Jefferson (County of), Tennessee, Industrial Development Board, Economic
                 Development Revenue, (Ball Corporation Project), AMT, (PNC Bank LOC),
 1,000,000       3.800% due 04/01/98++.................................................     1,000,000
               Metropolitan Nashville and Davidson (County of), Tennessee,
                 (Vanderbilt University),
 1,005,000       3.950% due 05/01/98...................................................     1,005,000
               Industrial Development Board Revenue, (Nashville Apartment Properties
                 #2), (SunTrust Bank LOC),
 5,455,000       3.700% due 09/01/15++.................................................     5,455,000
               Springfield, Tennessee, Industrial Development Board, All American Homes
                 of Tennessee, AMT, (NBD Bank N.A. LOC),
 1,800,000       3.750% due 11/15/09++.................................................     1,800,000
----------------------------------------------------------------------------------------------------------
                                                                                           10,525,000
----------------------------------------------------------------------------------------------------------
               TEXAS -- 11.1%
               Angelina & Neches River Authority, Texas Industrial Development
                 Corporation, (Solid Waste Revenue Project), (Credit Suisse LOC),
 5,200,000       4.000% due 05/01/14++.................................................     5,200,000
               Austin (County of), Texas, Industrial Development Corporation,
                 Industrial Development Revenue, (Justin Industries Inc. Project),
                 (Citibank (New York) LOC),
 1,900,000       3.650% due 12/01/14++.................................................     1,900,000
               Carrollton, Texas, Independent School District, GO,
 1,200,000       6.700% due 02/01/98...................................................     1,208,518
               Grapevine, Texas, Industrial Development Corporation Revenue, (American
                 Airlines), (Morgan Guaranty Trust LOC):
                 Series A1,
   700,000       4.050% due 12/01/24+..................................................       700,000
               Series A3,
   600,000       4.050% due 12/01/24+..................................................       600,000
               Series A4,
 2,500,000       4.050% due 12/01/24+..................................................     2,500,000
               Series B2,
 1,500,000       4.050% due 12/01/24+..................................................     1,500,000
               Guadalupe-Blanco River Authority, Texas, Pollution Control Revenue,
                 (Central Power & Light Co. Project), (ABN Amro Bank N.V. LOC),
 1,900,000       4.250% due 11/01/15+..................................................     1,900,000

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               TEXAS (continued)
               Harris (County of ), Texas, Health Facilities Development Corporation
                 Hospital Revenue, (Methodist Hospital),
                 (Corporation Project), Series B, (Morgan Guaranty SBPA):
$5,900,000       4.000% due 12/01/25++.................................................  $  5,900,000
 1,200,000     4.000% due 12/01/26++...................................................     1,200,000
               Houston, Texas, TRAN,
 5,000,000       4.500% due 06/30/98...................................................     5,020,657
               Lone Star, Texas, Airport Improvement Authority, (American Airlines
                 DEM-B-1), (Royal Bank of Canada LOC),
 1,200,000       4.050% due 12/01/14+..................................................     1,200,000
               Nueces (County of), Texas, Health Facilities Development Corporation
                 Revenue, (Driscoll Foundation Children's Project), (Bank One of Texas
                 LOC),
 1,200,000       3.700% due 07/01/15++.................................................     1,200,000
               Trinity River, Texas, Industrial Development Authority, Industrial
                 Development Revenue Bond, (Toys "R" Us Project), Series 1994, (Bankers
                 Trust Company LOC),
 1,000,000       3.825% due 11/01/14++.................................................     1,000,000
----------------------------------------------------------------------------------------------------------
                                                                                           31,029,175
----------------------------------------------------------------------------------------------------------
               UTAH -- 3.3%
               Salt Lake (County of), Utah, Pollution Control Revenue, Service Station
                 Holding Project B, (British Petroleum Guaranty),
 6,900,000       4.000% due 08/01/07++.................................................     6,900,000
               Salt Lake City, Utah, Housing Authority, Sandy Retirement Center,
                 (Morgan Guaranty Trust Company, New York LOC),
 1,000,000       3.650% due 01/01/09++.................................................     1,000,000
               Utah (County of), Utah, Industrial Development Revenue, (McWare Inc.
                 Project), (AmSouth Bank N.A. (Birmingham) LOC),
 1,380,000       3.700% due 02/01/98++.................................................     1,380,000
----------------------------------------------------------------------------------------------------------
                                                                                            9,280,000
----------------------------------------------------------------------------------------------------------
               VIRGINIA -- 3.1%
               Albemarle (County of), Virginia, Industrial Development Authority,
                 Health Services Revenue, (University of Virginia Services
                 Foundation),(First Union National Bank (North Carolina) LOC),
 5,800,000       3.800% due 02/01/26++.................................................     5,800,000
               Bedford (County of ), Virginia, Industrial Development Revenue, (Nekoosa
                 Packaging Corporation Project), (Industrial Bank of Japan Ltd. LOC),
 1,300,000       3.850% due 10/01/04++.................................................     1,300,000
               Winchester, Virginia, Industrial Development Authority Revenue, Midwesco
                 Filter, (Harris Trust & Savings Bank LOC),
 1,575,000       3.900% due 08/01/07++.................................................     1,575,000
----------------------------------------------------------------------------------------------------------
                                                                                            8,675,000
----------------------------------------------------------------------------------------------------------
               WASHINGTON -- 0.3%
               Port Skagit (County of), Washington, Industrial Development Authority
                 Revenue, (Cascade Clear Water Company Project), AMT, (Key Bank of
                 Washington LOC),
   900,000       3.850% due 12/01/20++.................................................       900,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

Principal                                                                                   Value
  Amount                              NATIONS MUNICIPAL RESERVES                           (Note 1)
----------------------------------------------------------------------------------------------------------
               MUNICIPAL BONDS AND NOTES (continued)
               WEST VIRGINIA -- 0.7%
               Ohio (County of), West Virginia, Industrial Development Revenue, (Ohio
                 Valley Clarksburg Drug Company Project), (PNC Bank LOC), AMT,
$2,000,000       4.050% due 12/01/01++.................................................  $  2,000,000
----------------------------------------------------------------------------------------------------------
               WISCONSIN -- 1.4%
               Milwaukee, Wisconsin, Industrial Development Revenue, (Mandel Company
                 Project), AMT, (First Bank LOC),
 1,000,000       3.950% due 04/01/07++.................................................     1,000,000
               Waukesha, Wisconsin, School District, TRAN,
 3,000,000       4.100% due 08/21/98...................................................     3,004,626
----------------------------------------------------------------------------------------------------------
                                                                                            4,004,626
----------------------------------------------------------------------------------------------------------
               Total Municipal Bonds and Notes (Cost $280,519,442).....................   280,519,442
----------------------------------------------------------------------------------------------------------

  Shares
----------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.1%
   100,000     AIM Tax-Exempt Fund.....................................................       100,000
    50,000     Federated Tax-Exempt Fund...............................................        50,000
   125,000     Fidelity Institutional Tax-Exempt Cash Management Fund..................       125,000
----------------------------------------------------------------------------------------------------------
               Total Money Market Funds (Cost $275,000)................................       275,000
----------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS (Cost $280,749,442*)........................  100.3%      280,794,442
----------------------------------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES (NET)............................  (0.3)%
               Other assets............................................................     1,618,183
               Payable for investment securities purchased.............................    (1,750,000)
               Dividends payable.......................................................      (454,073)
               Shareholder servicing and distribution fees payable (Note 3)............       (40,664)
               Investment advisory fee payable (Note 2)................................       (47,274)
               Accrued Trustees' fees and expenses (Note 2)............................        (9,594)
               Custodian fees payable (Note 2).........................................        (2,997)
               Administration fee payable (Note 2).....................................        (2,485)
               Accrued expenses and other payables.....................................       (31,628)
----------------------------------------------------------------------------------------------------------
               TOTAL OTHER ASSETS AND LIABILITIES (NET)................................      (720,532)
----------------------------------------------------------------------------------------------------------
               NET ASSETS....................................................  100.0%     $280,073,910
==========================================================================================================
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
               Capital Class Shares:
               ($71,775,218 / 71,775,513 shares outstanding)........................      $       1.00
==========================================================================================================
               Liquidity Class Shares:
               ($79,771,269 / 79,771,597 shares outstanding)........................      $       1.00
==========================================================================================================
               Adviser Class Shares:
               ($26,027,834 / 26,027,941 shares outstanding)........................      $       1.00
==========================================================================================================
               Market Class Shares:
               ($102,499,589 / 102,500,010 shares outstanding)......................      $       1.00
==========================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS (continued)               NATIONS INSTITUTIONAL RESERVES

October 31, 1997 (unaudited)

                                         NATIONS MUNICIPAL RESERVES
-------------------------------------------------------------------------------------------------------
   * Aggregate cost for Federal tax purposes.
   + Variable rate demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
  ++ Variable rate demand notes are payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.

Nations Municipal Reserves had the following industry concentrations greater than 10% at October 31, 1997 (as a percentage of net assets):

Industrial Facility Revenue         15.63%
Medical Facility Revenue            14.50%
Housing Revenue                     10.82%

--------------------------------------------------------------------------------

Abbreviations:
AMT    -- Alternative Minimum Tax
BAN    -- Bond Anticipation Notes
CFC    -- Cooperative Finance Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GO     -- General Obligation Bonds
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
PCR    -- Pollution Control Revenue
SBPA   -- Standby Bond Purchase Agreement
TRAN   -- Tax and Revenue Anticipation Notes
----------------------------------------------------------------------------------------------------------
               AT OCTOBER 31, 1997 NET ASSETS CONSIST OF:
               Accumulated net realized loss on investment sold........................  $     (1,152)
               Paid-in capital.........................................................   280,075,062
----------------------------------------------------------------------------------------------------------
               NET ASSETS..............................................................  $280,073,910
==========================================================================================================

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                          NATIONS INSTITUTIONAL RESERVES

For the Six Months Ended October 31, 1997 (unaudited)

                                                   NATIONS         NATIONS         NATIONS       NATIONS
                                                     CASH          TREASURY      GOVERNMENT     MUNICIPAL
                                                   RESERVES        RESERVES       RESERVES       RESERVES
----------------------------------------------------------------------------------------------------------
Investment Income:
  Interest...................................... $ 89,821,982    $ 20,469,601    $10,978,219    $4,274,071
  Dividends.....................................    5,456,710         928,894        294,482        64,550
----------------------------------------------------------------------------------------------------------
    Total Investment Income.....................   95,278,692      21,398,495     11,272,701     4,338,621
----------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fee (Note 2)..............    4,990,271       1,151,057        604,204       340,152
  Administration fee (Note 2)...................    1,663,424         383,686        201,401       113,384
  Transfer agent fees (Note 2)..................       33,658          25,217         23,300        22,539
  Custodian fees (Note 2).......................       83,418          48,668         17,726        12,024
  Trustees' fees and expenses (Note 2)..........       32,726          10,464          4,736         2,537
  Registration and filing fees..................      122,004          40,216         28,773        --
  Legal and audit fees..........................       46,652          16,865          8,857         6,041
  Interest expense (Note 6).....................      --              --             --              4,477
  Other.........................................       37,933          54,681          5,821        18,122
----------------------------------------------------------------------------------------------------------
    Subtotal....................................    7,010,086       1,730,854        894,818       519,276
  Shareholder servicing and distribution fees
    (Note 3):
    Liquidity Class Shares......................      294,304          91,445         23,926        34,401
    Adviser Class Shares........................      516,086         264,905         44,433        32,143
    Market Class Shares.........................      719,974         257,798        368,773       161,114
  Fees waived by investment adviser and
    administrator...............................   (3,691,603)       (960,849)      (491,807)     (288,572)
----------------------------------------------------------------------------------------------------------
    Total Expenses..............................    4,848,847       1,384,153        840,143       458,362
----------------------------------------------------------------------------------------------------------
  Fees reduced by credits allowed by the
    custodian (Note 2)..........................         (112)            (90)       --             --
----------------------------------------------------------------------------------------------------------
    Net Expenses................................    4,848,735       1,384,063        840,143       458,362
----------------------------------------------------------------------------------------------------------
      Net Investment Income.....................   90,429,957      20,014,432     10,432,558     3,880,259
----------------------------------------------------------------------------------------------------------
    Net Realized Gain on Investments (Note
      1)........................................       10,874         --             --             --
----------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting From
      Operations................................ $ 90,440,831    $ 20,014,432    $10,432,558    $3,880,259
==========================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS                           NATIONS INSTITUTIONAL RESERVES

For the Six Months Ended October 31, 1997

                      NATIONS TREASURY RESERVES
-----------------------------------------------------------------------------------------------------
Cash flows from operating and investing activities:
  Investment income received........................................  $    18,869,791
  Dividend income received..........................................          809,679
  Payment of operating expenses.....................................       (1,183,156)
  Net proceeds from reverse repurchase agreements outstanding.......       16,790,000
  Net purchases of short-term investments...........................     (196,716,655)
-----------------------------------------------------------------------------------------------------
Cash used by operating and investing activities.....................                    $(161,430,341)
Cash flows from financing activities:
  Proceeds from shares sold.........................................    2,907,397,639
  Payments on shares redeemed.......................................   (2,733,289,062)
  Distributions paid*...............................................      (12,525,770)
-----------------------------------------------------------------------------------------------------
Cash used by financing activities...................................                      161,582,807
-----------------------------------------------------------------------------------------------------
Decrease in cash....................................................                          152,466
Cash at beginning of year...........................................                         (152,042)
-----------------------------------------------------------------------------------------------------
Cash at end of year.................................................                    $         424
=====================================================================================================
RECONCILIATION OF NET INCREASE IN NET ASSETS
  FROM OPERATIONS TO CASH USED BY OPERATING
  AND INVESTING ACTIVITIES:
Net Increase in net assets resulting from operations................                    $  30,740,219
  Increase in investments...........................................  $  (331,663,401)
  Increase in payable for reverse repurchase agreement
    transactions....................................................       16,790,000
  Decrease in interest and dividends receivable.....................         (529,807)
  Decrease in other assets..........................................            3,730
  Decrease in accrued expenses......................................          197,177
-----------------------------------------------------------------------------------------------------
Cash provided by operating and investing activities.................                    $(284,462,082)
=====================================================================================================

* Non cash activities include reinvestment of dividends of $8,061,146.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS               NATIONS INSTITUTIONAL RESERVES

For the Six Months Ended October 31, 1997 (unaudited)

                                             NATIONS          NATIONS         NATIONS        NATIONS
                                               CASH           TREASURY       GOVERNMENT     MUNICIPAL
                                             RESERVES         RESERVES        RESERVES       RESERVES
-------------------------------------------------------------------------------------------------------
Net investment income...................  $   90,429,957   $   20,014,432   $ 10,432,558   $  3,880,259
Net realized gain on investments........          10,874         --              --             --
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations.......................      90,440,831       20,014,432     10,432,558      3,880,259
Distributions to shareholders from net
  investment income:
    Capital Class Shares................     (58,595,745)      (7,662,592)    (3,368,388)    (1,164,543)
    Liquidity Class Shares..............     (10,213,734)      (3,093,084)      (813,004)      (767,824)
    Adviser Class Shares................     (11,101,458)      (5,550,116)      (933,916)      (437,338)
    Market Class Shares.................     (10,519,020)      (3,708,640)    (5,317,250)    (1,510,554)
Net increase/(decrease) in net assets
  from shares of beneficial interest
  transactions (Note 4):
    Capital Class Shares................   1,060,821,013     (262,885,729)    30,570,570     12,074,214
    Liquidity Class Shares..............       9,315,875      197,936,687      9,080,133     25,094,535
    Adviser Class Shares................     277,496,766      191,018,765     25,581,314     18,731,493
    Market Class Shares.................     145,000,000       56,100,000     13,999,999     24,200,001
-------------------------------------------------------------------------------------------------------
Net increase in net assets..............   1,492,644,528      182,169,723     79,232,016     80,100,243
Net Assets:
Beginning of year.......................   2,684,634,218      828,201,828    375,202,612    199,973,667
-------------------------------------------------------------------------------------------------------
End of period...........................  $4,177,278,746   $1,010,371,551   $454,434,628   $280,073,910
=======================================================================================================

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS               NATIONS INSTITUTIONAL RESERVES

For the Year Ended April 30, 1997

                                               NATIONS         NATIONS        NATIONS        NATIONS
                                                 CASH          TREASURY      GOVERNMENT     MUNICIPAL
                                               RESERVES        RESERVES       RESERVES       RESERVES
-------------------------------------------------------------------------------------------------------
Net investment income.....................  $   89,780,629   $ 30,733,570   $ 13,798,693   $  6,106,991
Net realized gain on investments..........           1,459          6,649            853        --
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations..............................      89,782,088     30,740,219     13,799,546      6,106,991
Distributions to shareholders from net
  investment income:
    Capital Class Shares..................     (55,425,041)   (17,377,380)    (3,121,538)    (2,108,862)
    Liquidity Class Shares................      (9,676,471)    (1,979,702)      (319,759)    (1,059,818)
    Adviser Class Shares..................     (16,293,321)    (7,165,652)    (1,631,142)      (236,155)
    Market Class Shares...................      (8,385,796)    (4,210,836)    (8,726,254)    (2,702,156)
Net increase/(decrease) in net assets from
  shares of beneficial interest
  transactions (Note 4):
    Capital Class Shares..................   1,076,589,010    164,627,665     67,255,105     11,218,610
    Liquidity Class Shares................     384,404,620     69,773,004      6,352,281     47,943,490
    Adviser Class Shares..................    (150,259,645)   (21,442,722)   (83,323,912)   (48,215,598)
    Market Class Shares...................     333,000,010    123,400,010    218,500,010     78,300,010
-------------------------------------------------------------------------------------------------------
Net increase in net assets................   1,643,735,454    336,364,606    208,784,337     89,246,512
Net Assets:
Beginning of year.........................   1,040,898,764    491,837,222    166,418,275    110,727,155
-------------------------------------------------------------------------------------------------------
End of year...............................  $2,684,634,218   $828,201,828   $375,202,612   $199,973,667
=======================================================================================================

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each period.

                                                                 NATIONS CASH RESERVES
   -----------------------------------------------------------------------------------------------------------------------------
                      SIX MONTHS
                         ENDED                YEAR         YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                       10/31/97              ENDED        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                      (UNAUDITED)           04/30/97     04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
   -----------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value,
 beginning of
 period.............. $     1.00           $     1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment
 income..............     0.0279               0.0531      0.0570      0.0480      0.0283      0.0315      0.0492      0.0392
Dividends from net
 investment income...    (0.0279)             (0.0531)    (0.0570)    (0.0480)    (0.0283)    (0.0315)    (0.0492)    (0.0392)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
 of period........... $     1.00           $     1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===============================================================================================================================
Total Return++.......       2.82%                5.44%       5.84%       4.91%       2.87%       3.19%       5.03%       7.35%+
===============================================================================================================================
Ratios to average net
 assets/ supplemental
 data:
 Net assets, end of
   period (000's).... $2,745,061           $1,684,233    $607,643    $134,064    $109,852    $ 55,739    $100,943    $ 19,387
 Ratio of operating
   expenses to
   average net
   assets............       0.20%+(a)            0.20%       0.20%       0.29%       0.45%       0.45%       0.45%       0.45%+
 Ratio of net
   investment income
   to average net
   assets............       5.53%+               5.32%       5.53%       4.96%       2.83%       3.15%       4.61%       7.04%+
 Ratio of operating
   expenses to
   average net assets
   without waivers...       0.42%+(a)            0.45%       0.51%       0.52%       0.56%       0.59%       0.74%       0.79%+
 Ratio of net
   investment income
   to average net
   assets without
   waivers...........       5.31%+               5.07%       5.22%       4.73%       2.72%       3.01%       4.32%       6.70%+
 Net investment
   income per share
   without waivers... $   0.0268 (a)       $   0.0506    $ 0.0538    $ 0.0458    $ 0.0272    $ 0.0298    $ 0.0455    $ 0.0373
=============================================================================================================================
   *  The Nations Cash Reserves Capital Class Shares commenced operations on October 10, 1990.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.0001, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each period.

                                                                   NATIONS CASH RESERVES
-------------------------------------------------------------------------------------------------------------------------------
                         SIX MONTHS
                            ENDED               YEAR       YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                          10/31/97             ENDED       ENDED      ENDED       ENDED       ENDED       ENDED       ENDED
                         (UNAUDITED)          04/30/97    04/30/96   04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
-------------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value,
 beginning of period...   $    1.00           $   1.00    $  1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment
 income................      0.0271             0.0516     0.0555      0.0471      0.0273      0.0305      0.0482      0.0197
Dividends from net
 investment income.....     (0.0271)           (0.0516)   (0.0555)    (0.0471)    (0.0273)    (0.0305)    (0.0482)    (0.0197)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period................   $    1.00           $   1.00    $  1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===============================================================================================================================
Total Return++.........        2.74%              5.28%      5.70%       4.81%       2.77%       3.09%       4.92%       6.44%+
===============================================================================================================================
Ratios to average net
 assets/ supplemental
 data:
 Net assets, end of
   period (000's)......   $ 429,169           $419,851    $35,447    $      2    $ 69,786    $ 19,411    $  4,776    $ 10,361
 Ratio of operating
   expenses to average
   net assets..........        0.35%+(a)          0.35%      0.35%       0.38%       0.55%       0.55%       0.55%       0.55%+
 Ratio of net
   investment income to
   average net
   assets..............        5.38%+             5.17%      5.38%       4.87%       2.74%       2.96%       4.94%       6.41%+
 Ratio of operating
   expenses to average
   net assets without
   waivers.............        0.57%+(a)          0.60%      0.66%       0.61%       0.65%       0.68%       0.85%       0.87%+
 Ratio of net
   investment income to
   average net assets
   without waivers.....        5.16%+             4.92%      5.07%       4.64%       2.64%       2.82%       4.64%       6.09%+
 Net investment income
   per share without
   waivers.............   $  0.0260(a)        $ 0.0491    $0.0523    $ 0.0448    $ 0.0262    $ 0.0287    $ 0.0447    $ 0.0186
===============================================================================================================================
   *  The Nations Cash Reserves Liquidity Class Shares commenced operations on January 9, 1991.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.0001, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each period.

                                                                                  NATIONS CASH RESERVES
---------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED             YEAR           YEAR          PERIOD
                                                               10/31/97           ENDED          ENDED          ENDED
                                                              (UNAUDITED)        04/30/97       04/30/96       04/30/95*
---------------------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of period.........................   $   1.00         $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income........................................     0.0266           0.0506         0.0545         0.0316
Dividends from net investment income.........................    (0.0266)         (0.0506)       (0.0545)       (0.0316)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period...............................   $   1.00         $   1.00       $   1.00       $   1.00
===========================================================================================================================
Total Return++...............................................       2.69%            5.19%          5.58%          3.20%
===========================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's)..........................   $525,049         $247,551       $397,809       $ 47,682
  Ratio of operating expenses to average net assets..........       0.45%+(a)        0.45%          0.45%          0.54% +
  Ratio of net investment income to average net assets.......       5.28%+           5.07%          5.28%          4.71%+
  Ratio of operating expenses to average net assets
    without waivers..........................................       0.67%+(a)        0.70%          0.76%          0.77%+
  Ratio of net investment income to average net assets
    without waivers..........................................       5.06%+           4.82%          4.97%          4.48%+
  Net investment income per share without waivers............   $ 0.0255(a)      $ 0.0481       $ 0.0513       $ 0.0300
===========================================================================================================================
   *  The Nations Cash Reserves Adviser Class Shares commenced operations on September 22, 1994.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.0001, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout each period.

                                                                                               NATIONS CASH RESERVES
-------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS
                                                                                             ENDED           PERIOD
                                                                                           10/31/97          ENDED
                                                                                          (UNAUDITED)       04/30/97*
-------------------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of period....................................................    $   1.00        $   1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income...................................................................      0.0261          0.0493
Dividends from net investment income....................................................     (0.0261)        (0.0493)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period..........................................................    $   1.00        $   1.00
=========================================================================================================================
Total Return++..........................................................................        2.64%           5.04%
=========================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's).....................................................    $478,001        $333,000
  Ratio of operating expenses to average net assets.....................................        0.55%+(a)       0.55%+
  Ratio of net investment income to average net assets..................................        5.18%+          4.97%+
  Ratio of operating expenses to average net assets without waivers.....................        0.77%+(a)       0.80%+
  Ratio of net investment income to average net assets without waivers..................        4.96%+          4.72%+
  Net investment income per share without waivers.......................................    $ 0.0250(a)     $ 0.0468
=========================================================================================================================
   *  The Nations Cash Reserves Market Class Shares commenced operations on May 3, 1996.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.0001, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each period.

                                                               NATIONS TREASURY RESERVES
------------------------------------------------------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED            YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                            10/31/97          ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                           (UNAUDITED)       04/30/97    04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
-------------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value, beginning
 of period................  $    1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment income.....     0.0271          0.0519      0.0556      0.0480      0.0298      0.0323      0.0481      0.0176
Net realized gain on
 investments..............         --              --          --          --          --      0.0001      0.0003          --
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations...............     0.0271          0.0519      0.0556      0.0480      0.0298      0.0324      0.0484      0.0176
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
 Dividends from net
   investment income......    (0.0271)        (0.0519)    (0.0556)    (0.0480)    (0.0298)    (0.0323)    (0.0481)    (0.0176)
 Distributions from net
   realized gains.........         --              --          --          --          --     (0.0001)    (0.0003)         --
-------------------------------------------------------------------------------------------------------------------------------
 Total distributions......    (0.0271)        (0.0519)    (0.0556)    (0.0480)    (0.0298)    (0.0324)    (0.0484)    (0.0176)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period...................  $    1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===============================================================================================================================
Total Return++............       2.74%           5.30%       5.71%       4.91%       3.02%       3.29%       4.92%       5.89%+
===============================================================================================================================

Ratios to average net
 assets/supplemental data:
 Net assets, end of period
   (000's)................  $ 206,100        $468,975    $304,342    $251,694    $338,504    $418,644    $ 19,587    $  4,519
 Ratio of operating
   expenses to average net
   assets.................       0.20%+(a)       0.20%       0.20%       0.20%       0.20%       0.20%       0.26%       0.45%+
 Ratio of net investment
   income to average net
   assets.................       5.38%+          5.20%       5.50%       4.79%       2.99%       2.99%       4.39%       5.85%+
 Ratio of operating
   expenses to average net
   assets without
   waivers................       0.45%+(a)       0.46%       0.51%       0.50%       0.52%       0.72%       1.06%       0.94%+
 Ratio of net investment
   income to average net
   assets without
   waivers................       5.13%+          4.94%       5.19%       4.50%       2.67%       2.48%       3.59%       5.36%+
 Net investment income per
   share without
   waivers................  $  0.0300(a)     $ 0.0493    $ 0.0525    $ 0.0451    $ 0.0267    $ 0.0251    $ 0.0368    $ 0.0161
===============================================================================================================================
   * The Nations Treasury Reserves Capital Class Shares commenced operations on January 11, 1991.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated.
 (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.0001, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each period.

                                                               NATIONS TREASURY RESERVES
-------------------------------------------------------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED            YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                            10/31/97          ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                           (UNAUDITED)       04/30/97    04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
-------------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value, beginning
 of period................  $    1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income....     0.0263          0.0504      0.0541      0.0462      0.0263      0.0288      0.0454      0.0173
 Net realized gain on
   investments............         --              --          --          --          --      0.0001      0.0003          --
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations...........     0.0263          0.0504      0.0541      0.0462      0.0263      0.0289      0.0457      0.0173
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
 Dividends from net
   investment income......    (0.0263)        (0.0504)    (0.0541)    (0.0462)    (0.0263)    (0.0288)    (0.0454)    (0.0173)
 Distributions from net
   realized gains.........         --              --          --          --          --     (0.0001)    (0.0003)         --
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions....    (0.0263)        (0.0504)    (0.0541)    (0.0462)    (0.0263)    (0.0289)    (0.0457)    (0.0173)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period...................  $    1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===============================================================================================================================
Total Return++............       2.66%           5.15%       5.57%       4.71%       2.67%       2.93%       4.64%       5.79%+
===============================================================================================================================
Ratios to average net
 assets/supplemental data:
 Net assets, end of period
   (000's)................  $ 279,507        $ 81,575    $ 11,804    $    674    $ 14,227    $  3,369    $  2,807    $  2,891
 Ratio of operating
   expenses to average net
   assets.................       0.35%+(a)       0.35%       0.35%       0.49%       0.55%       0.55%       0.52%       0.55%+
 Ratio of net investment
   income to average net
   assets.................       5.23%+          5.05%       5.35%       4.50%       2.67%       2.89%       4.62%       5.75%+
 Ratio of operating
   expenses to average net
   assets without
   waivers................       0.60%+(a)       0.61%       0.66%       0.79%       0.87%       1.07%       1.32%       1.04%+
 Ratio of net investment
   income to average net
   assets without
   waivers................       4.98%+          4.79%       5.04%       4.21%       2.35%       2.37%       3.82%       5.26%+
 Net investment income per
   share without
   waivers................  $  0.0345(a)     $ 0.0478    $ 0.0510    $ 0.0431    $ 0.0232    $ 0.0213    $ 0.0349    $ 0.0160
===============================================================================================================================
   * The Nations Treasury Reserves Liquidity Class Shares commenced operations on January 11, 1991.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated.
 (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.0001, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each period.

                                                                         NATIONS TREASURY RESERVES
-------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED            YEAD       YEAR      PERIOD
                                                               10/31/97          ENDED      ENDED      ENDED
                                                              (UNAUDITED)       04/30/97   04/30/96   04/30/95*
-------------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of period........................   $    1.00        $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income.......................................      0.0259          0.0494     0.0531     0.0308
Dividends from net investment income........................     (0.0259)        (0.0494)   (0.0531)   (0.0308)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period..............................   $    1.00        $   1.00   $   1.00   $   1.00
===================================================================================================================
Total Return++..............................................        2.62%           5.06%      5.45%      3.11%
===================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's).........................   $ 345,270        $154,256   $175,691   $ 55,762
  Ratio of operating expenses to average net assets.........        0.45%+(a)       0.45%      0.45%      0.45% +
  Ratio of net investment income to average net assets......        5.13%+          4.95%      5.25%      4.54%+
  Ratio of operating expenses to average net assets without
    waivers.................................................        0.70%+(a)       0.71%      0.76%      0.75%+
  Ratio of net investment income to average net assets
    without waivers.........................................        4.88%+          4.69%      4.94%      4.25%+
  Net investment income per share without waivers...........   $  0.0286(a)     $ 0.0468   $ 0.0500   $ 0.0288
===================================================================================================================
   * The Nations Treasury Reserves Adviser Class Shares commenced operations on September 22, 1994.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated.
 (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.0001, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout each period.

                                                                                   NATIONS TREASURY RESERVES
------------------------------------------------------------------------------------------------------------------
                                                                                   SIX MONTHS
                                                                                      ENDED           PERIOD
                                                                                    10/31/97          ENDED
                                                                                   (UNAUDITED)       04/30/97*
------------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of period.............................................   $    1.00        $   1.00
------------------------------------------------------------------------------------------------------------------
Net investment income............................................................      0.0254          0.0481
Dividends from net investment income.............................................     (0.0254)        (0.0481)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period...................................................   $    1.00        $   1.00
==================================================================================================================
Total Return++...................................................................        2.57%           4.92%
==================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's)..............................................   $ 179,495        $123,396
  Ratio of operating expenses to average net assets..............................        0.55%+(a)       0.55%+
  Ratio of net investment income to average net assets...........................        5.03%+          4.85%+
  Ratio of operating expenses to average net assets without waivers..............        0.80%+(a)       0.81%+
  Ratio of net investment income to average net assets without waivers...........        4.78%+          4.59%+
  Net investment income per share without waivers................................   $  0.0280(a)     $ 0.0455
==================================================================================================================
   * The Nations Treasury Reserves Market Class Shares commenced operations on May 3, 1996.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated.
 (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.0001, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each period.

                                                              NATIONS GOVERNMENT RESERVES
--------------------------------------------------------------------------------------------------------------------------------
                     SIX MONTHS
                        ENDED          YEAR           YEAR         YEAR         YEAR         YEAR         YEAR        PERIOD
                      10/31/97        ENDED          ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                     (UNAUDITED)     04/30/97       04/30/96     04/30/95     04/30/94     04/30/93     04/30/92     04/30/91*
--------------------------------------------------------------------------------------------------------------------------------
Capital Class
 Shares:
Net asset value,
 beginning of
 period.............  $    1.00      $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from
 investment
 operations:
 Net investment
   income...........     0.0272        0.0520         0.0056       0.0463       0.0278       0.0312       0.0343       0.0168
 Net realized gain
   on
   investments......         --            --             --           --           --           --       0.0023           --
-------------------------------------------------------------------------------------------------------------------------------
     Total from
       investment
       operations...     0.0272        0.0520         0.0056       0.0463       0.0278       0.0312       0.0366       0.0168
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment
   income...........    (0.0272)      (0.0520)       (0.0556)     (0.0463)     (0.0278)     (0.0312)     (0.0343)     (0.0168)
 Distributions from
   net realized
   gains............         --            --             --           --           --           --      (0.0023)          --
-------------------------------------------------------------------------------------------------------------------------------
   Total
    distributions...    (0.0272)      (0.0520)       (0.0556)     (0.0463)     (0.0278)     (0.0312)     (0.0366)     (0.0168)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
 of period..........  $    1.00      $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
===============================================================================================================================
Total Return++......       2.75%         5.33%          5.71%        4.72%        2.82%        3.15%        3.71%        5.57%+
===============================================================================================================================
Ratios to average
 net assets/
 supplemental data:
 Net assets, end of
   period (000's)...  $ 155,947      $125,377       $ 58,121     $      2     $ 10,819     $  7,396     $  1,800     $    295
 Ratio of operating
   expenses to
   average net
   assets...........       0.20%         0.20%(a)       0.20%        0.32%        0.45%        0.45%        0.45%        0.45%+
 Ratio of net
   investment income
   to average net
   assets...........       5.40%         5.22%          5.48%        4.35%        2.78%        3.07%        4.24%        5.89%+
 Ratio of operating
   expenses to
   average net
   assets without
   waivers..........       0.44%         0.49%(a)       0.53%        0.54%        0.51%        0.64%        0.76%        0.80%+
 Ratio of net
   investment income
   to average net
   assets without
   waivers..........       5.15%         4.93%          5.15%        4.13%        2.72%        2.88%        3.93%        5.54%+
 Net investment
   income per share
   without
   waivers..........  $  0.0260      $ 0.0491(a)      0.0523     $ 0.0439     $ 0.0272     $ 0.0288     $ 0.0313     $ 0.0158
===============================================================================================================================
   *  The Nations Government Reserves Capital Class Shares commenced operations on January 17, 1991.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.01, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each period.

                                                           NATIONS GOVERNMENT RESERVES
   ----------------------------------------------------------------------------------------------------------------------------
                     SIX MONTHS
                        ENDED          YEAR           YEAR         YEAR         YEAR         YEAR         YEAR        PERIOD
                      10/31/97        ENDED          ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                     (UNAUDITED)     04/30/97       04/30/96     04/30/95     04/30/94     04/30/93     04/30/92     04/30/91*
   ----------------------------------------------------------------------------------------------------------------------------
Liquidity Class
 Shares:
Net asset value,
 beginning of
 period.............  $    1.00      $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from
 investment
 operations:
 Net investment
   income...........     0.0265        0.0505         0.0537       0.0453       0.0268       0.0302       0.0461       0.0176
 Net realized gain
   on investments...         --            --             --           --           --           --       0.0023           --
-------------------------------------------------------------------------------------------------------------------------------
     Total from
       investment
       operations...     0.0265        0.0505         0.0537       0.0453       0.0268       0.0302       0.0484       0.0176
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment
   income...........    (0.0265)      (0.0505)       (0.0537)     (0.0453)     (0.0268)     (0.0302)     (0.0461)     (0.0176)
 Distributions from
   net realized
   gains............         --            --             --           --           --           --      (0.0023)          --
-------------------------------------------------------------------------------------------------------------------------------
   Total
    distributions...    (0.0265)      (0.0505)       (0.0537)     (0.0453)     (0.0268)     (0.0302)     (0.0484)     (0.0176)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
 of period..........  $    1.00      $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
===============================================================================================================================
Total Return++......       2.68%         5.19%          5.51%        4.59%        2.71%        3.05%        4.70%        6.04%+
===============================================================================================================================
Ratios to average
 net assets/
 supplemental data:
 Net assets, end of
   period (000's)...  $  15,562      $  6,482       $    129     $      2     $259,836     $149,252     $ 12,486     $  5,589
 Ratio of operating
   expenses to
   average net
   assets...........       0.35%         0.35%(a)       0.35%        0.40%        0.55%        0.55%        0.55%        0.55%+
 Ratio of net
   investment income
   to average net
   assets...........       5.24%         5.07%          5.33%        4.27%        2.68%        2.71%        4.46%        5.86%+
 Ratio of operating
   expenses to
   average net
   assets without
   waivers..........       0.59%         0.64%(a)       0.68%        0.62%        0.61%        0.74%        0.86%        0.94%+
 Ratio of net
   investment income
   to average net
   assets without
   waivers..........       5.00%         4.78%          5.00%        4.05%        2.62%        2.52%        4.18%        5.47%+
 Net investment
   income per share
   without
   waivers..........  $  0.0252      $ 0.0476(a)      0.0504     $ 0.0430     $ 0.0262     $ 0.0274     $ 0.0422     $ 0.0170
===============================================================================================================================
   *  The Nations Government Reserves Liquidity Class Shares commenced operations on January 11, 1991.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.01, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each period.

                                                                                NATIONS GOVERNMENT RESERVES
---------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED            YEAR           YEAR          PERIOD
                                                                10/31/97          ENDED          ENDED          ENDED
                                                               (UNAUDITED)       04/30/97       04/30/96       04/30/95*
---------------------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of period..........................  $    1.00        $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income.........................................     0.0259          0.0495         0.0527         0.0299
Dividends from net investment income..........................    (0.0259)        (0.0495)       (0.0527)       (0.0299)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period................................  $    1.00        $   1.00       $   1.00       $   1.00
===========================================================================================================================
Total Return++................................................       2.62%           5.07%          5.39%          3.04%
===========================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's)...........................  $  50,427        $ 24,845       $108,168       $ 99,246
  Ratio of operating expenses to average net assets...........       0.45%           0.45%(a)       0.45%          0.57%+
  Ratio of net investment income to average net assets........       5.15%           4.97%          5.23%          4.10%+
  Ratio of operating expenses to average net assets without
    waivers...................................................       0.69%           0.74%(a)       0.78%          0.79%+
  Ratio of net investment income to average net assets without
    waivers...................................................       4.90%           4.68%          4.90%          3.88%+
  Net investment income per share without waivers.............  $  0.0247        $ 0.0466(a)    $ 0.0494       $ 0.0283
===========================================================================================================================
   *  The Nations Government Reserves Adviser Class Shares commenced operations on September 22, 1994.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.01, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout each period.

                                                                                          NATIONS GOVERNMENT RESERVES
-----------------------------------------------------------------------------------------------------------------------
                                                                                         SIX MONTHS
                                                                                            ENDED        PERIOD
                                                                                          10/31/97       ENDED
                                                                                         (UNAUDITED)    04/30/97*
-----------------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of period....................................................  $    1.00     $   1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income...................................................................     0.0255       0.0482
Dividends from net investment income....................................................    (0.0255)     (0.0482)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period..........................................................  $    1.00     $   1.00
=======================================================================================================================
Total Return++..........................................................................       2.58%        4.93%
=======================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's).....................................................  $ 232,499     $218,499
  Ratio of operating expenses to average net assets.....................................       0.55%        0.55%+(a)
  Ratio of net investment income to average net assets..................................       5.04%        4.87%+
  Ratio of operating expenses to average net assets without waivers.....................       0.79%        0.84%+(a)
  Ratio of net investment income to average net assets without waivers..................       4.80%        4.58%+
  Net investment income per share without waivers.......................................  $  0.0242     $ 0.0453 a)
=======================================================================================================================
   *  The Nations Government Reserves Market Class Shares commenced operations on May 3, 1996.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.
 (a)  The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and net investment income per share was less than 0.01% and $0.01, respectively.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Capital Class Share outstanding throughout each period.

                                                                  NATIONS MUNICIPAL RESERVES
-------------------------------------------------------------------------------------------------------------------------------
                             SIX MONTHS
                                ENDED          YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                              10/31/97        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                             (UNAUDITED)     04/30/97    04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
-------------------------------------------------------------------------------------------------------------------------------
Capital Class Shares:
Net asset value, beginning
 of period..................  $    1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income.......     0.0183        0.0337      0.0362      0.0313      0.0198      0.0231      0.0356      0.0245
Dividends from net
 investment income..........    (0.0183)      (0.0337)    (0.0362)    (0.0313)    (0.0198)    (0.0231)    (0.0356)    (0.0245)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period.....................  $    1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===============================================================================================================================
Total Return++..............       1.84%         3.44%       3.70%       3.19%       2.00%       2.34%       3.62%       4.62%+
===============================================================================================================================
Ratios to average net
 assets/supplemental data:
 Net assets, end of period
   (000's)..................  $  71,775      $ 59,701    $ 48,482    $ 32,353    $ 35,698    $ 26,145    $ 18,150    $  5,064
 Ratio of operating expenses
   to average net assets....       0.20%+        0.20%       0.20%       0.23%       0.45%       0.45%       0.45%       0.45%+
 Ratio of net investment
   income to average net
   assets...................       3.63%+        3.38%       3.61%       3.36%       1.98%       2.27%       3.38%       4.70%+
 Ratio of operating expenses
   to average net assets
   without waivers and/or
   expenses reimbursed......       0.46%+        0.52%       0.58%       0.59%       0.58%       0.66%       0.89%       0.99%+
 Ratio of net investment
   income to average net
   assets without waivers
   and/or expenses
   reimbursed...............       3.37%+        3.06%       3.23%       2.99%       1.85%       2.05%       2.94%       4.16%+
 Net investment income per
   share without waivers
   and/or expenses
   reimbursed...............  $  0.0170      $ 0.0305    $ 0.0324    $ 0.0279    $ 0.0186    $ 0.0203    $ 0.0296    $ 0.0216
===============================================================================================================================
   * The Nations Municipal Reserves Capital Class Shares commenced operations on October 23, 1990.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Liquidity Class Share outstanding throughout each period.

                                                                  NATIONS MUNICIPAL RESERVES
-------------------------------------------------------------------------------------------------------------------------------
                             SIX MONTHS
                                ENDED          YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       PERIOD
                              10/31/97        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                             (UNAUDITED)     04/30/97    04/30/96    04/30/95    04/30/94    04/30/93    04/30/92    04/30/91*
-------------------------------------------------------------------------------------------------------------------------------
Liquidity Class Shares:
Net asset value, beginning
 of period..................  $    1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income.......     0.0175        0.0323      0.0347      0.0304      0.0188      0.0221      0.0346      0.0478
Dividends from net
 investment income..........    (0.0175)      (0.0323)    (0.0347)    (0.0304)    (0.0188)    (0.0221)    (0.0346)    (0.0478)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period.....................  $    1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
===============================================================================================================================
Total Return++..............       1.76%         3.29%       3.52%       3.09%       1.90%       2.24%       3.52%       4.60%+
===============================================================================================================================
Ratios to average net
 assets/supplemental data:
 Net assets, end of period
   (000's)..................  $  79,771      $ 54,677    $  6,734    $  2,591    $ 13,805    $ 10,766    $ 11,473    $  8,927
 Ratio of operating expenses
   to average net assets....       0.35%+        0.35%       0.35%       0.33%       0.55%       0.55%       0.55%       0.55%+
 Ratio of net investment
   income to average net
   assets...................       3.48%+        3.23%       3.46%       3.26%       1.86%       2.21%       3.36%       5.22%+
 Ratio of operating expenses
   to average net assets
   without waivers and/or
   expenses reimbursed......       0.61%+        0.67%       0.73%       0.69%       0.67%       0.76%       0.99%       0.81%+
 Ratio of net investment
   income to average net
   assets without waivers
   and/or expenses
   reimbursed...............       3.22%+        2.91%       3.08%       2.89%       1.74%       2.00%       2.92%       4.96%+
 Net investment income per
   share without waivers
   and/or expenses
   reimbursed...............  $  0.0162      $ 0.0291    $ 0.0309    $ 0.0270    $ 0.0176    $ 0.0192    $ 0.0285    $ 0.0455
===============================================================================================================================
   * The Nations Municipal Reserves Liquidity Class Shares commenced operations on June 1, 1990.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For an Adviser Class Share outstanding throughout each period.

                                                                                     NATIONS MUNICIPAL RESERVES
---------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS
                                                                           ENDED         YEAR        YEAR       PERIOD
                                                                         10/31/97       ENDED       ENDED       ENDED
                                                                        (UNAUDITED)    4/30/97     4/30/96     4/30/95*
---------------------------------------------------------------------------------------------------------------------------
Adviser Class Shares:
Net asset value, beginning of period...................................  $    1.00     $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income..................................................     0.0171       0.0313      0.0337      0.0199
Dividends from net investment income...................................    (0.0171)     (0.0313)    (0.0337)    (0.0199)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period.........................................  $    1.00     $   1.00    $   1.00    $   1.00
===========================================================================================================================
Total Return++.........................................................       1.72%        3.19%       3.43%       2.02%
===========================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's)....................................  $  26,028     $  7,296    $ 55,511    $ 64,123
  Ratio of operating expenses to average net assets....................       0.45%+       0.45%       0.45%       0.48%+
  Ratio of net investment income to average net assets.................       3.38%+       3.13%       3.36%       3.11%+
  Ratio of operating expenses to average net assets without waivers
    and/or expenses reimbursed.........................................       0.71%+       0.77%       0.83%       0.84%+
  Ratio of net investment income to average net assets without waivers
    and/or expenses reimbursed.........................................       3.12%        2.81%       2.98%       2.74%+
  Net investment income per share without waivers and/or expenses
    reimbursed.........................................................  $  0.0157     $ 0.0281    $ 0.0299    $ 0.0176
===========================================================================================================================
   * The Nations Municipal Reserves Adviser Class Shares commenced operations on September 22, 1994.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              NATIONS INSTITUTIONAL RESERVES

For a Market Class Share outstanding throughout each period.

                                                                                             NATIONS MUNICIPAL RESERVES
--------------------------------------------------------------------------------------------------------------------------
                                                                                           SIX MONTHS
                                                                                              ENDED          PERIOD
                                                                                            10/31/97          ENDED
                                                                                           (UNAUDITED)      04/30/97*
--------------------------------------------------------------------------------------------------------------------------
Market Class Shares:
Net asset value, beginning of period......................................................  $    1.00       $   1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income.....................................................................     0.0165         0.0301
Dividends from net investment income......................................................    (0.0165)       (0.0301)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period............................................................  $    1.00       $   1.00
==========================================================================================================================
Total Return++............................................................................       1.66%          3.06%
==========================================================================================================================
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's).......................................................  $ 102,500       $ 78,300
  Ratio of operating expenses to average net assets.......................................       0.55%+         0.55%+
  Ratio of net investment income to average net assets....................................       3.28%+         3.03%+
  Ratio of operating expenses to average net assets without waivers.......................       0.81%+         0.87%+
  Ratio of net investment income to average net assets without waivers....................       3.02%+         2.71%+
  Net investment income per share without waivers.........................................  $  0.0152       $ 0.0269
==========================================================================================================================
   *  The Nations Municipal Reserves Market Class Shares commenced operations on May 3, 1996.
   +  Annualized.
  ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)         NATIONS INSTITUTIONAL RESERVES

NATIONS INSTITUTIONAL RESERVES (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offers four portfolios: Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves (individually, a "Portfolio", collectively, the "Portfolios"). The Portfolios currently offer four classes of shares: Capital Class Shares, Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of a Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to the class and separate voting rights on matters in which the interests of one class of shares differ from the interest of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

    Securities Valuation -- The securities of each Portfolio are valued on the basis of amortized cost, which approximates fair market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the fair market value of the instrument is not significant. Restricted securities and other assets are valued by the investment adviser under the supervision of the Board of Trustees.

    Repurchase Agreements -- Each Portfolio may engage in repurchase agreement transactions including joint repurchase agreement transactions in which the Portfolios, along with other registered investment companies advised by NationsBanc Advisors, Inc. ("NBAI"), invest their aggregate cash balances. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counter party default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its right. Unless permitted by the Securities and Exchange Commission, the Portfolio will not enter into repurchase agreements with its investment adviser, distributor or any of its affiliates. The Portfolio's investment adviser, acting under the supervision of the Board of Trustees, monitors the value of the collateral received as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

    Reverse Repurchase Agreements -- Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves are authorized to enter into reverse repurchase agreements with institutions that the Portfolio's investment adviser has determined are credit worthy. Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it is required to establish a segregated cash, U.S. Government securities or other liquid high-grade debt obligations in an amount at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statement of Net Assets.

    At October 31, 1997, Nations Treasury Reserves had reverse repurchase agreements outstanding as follows:


            Maturity Amount................................................   $115,756,000
            Maturity Date..................................................       07/01/98
            Market Value of Assets Sold Under Agreements...................   $114,869,946

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                            RESERVES

    The average daily balance of reverse repurchase agreements outstanding during the six months ended October 31, 1997, was $111,192,049. Nations Cash Reserves and Nations Government Reserves did not enter into any reverse repurchase agreements during the six months ended October 31, 1997.

    The proceeds received by Nations Treasury Reserves under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the six months ended October 31, 1997, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $85,247. Such amounts have been included in interest income in the Statement of Operations.

    Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of discounts and premiums on investments to maturity, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized gains and losses are allocated among classes based upon the relative average net assets of each class of shares.

    Dividends and Distributions to Shareholders -- It is the policy of each Portfolio to declare dividends daily from net investment income and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carry forward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Portfolio as a whole.

    Federal Income Tax -- Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

    Expenses -- General expenses of the Trust are allocated to the relevant Portfolios based upon relative net assets. Operating expenses directly attributable to a class of shares are charged to such class' operations. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class of shares.

    Cash Flow Information -- Cash, as used in the Statement of Cash Flows, is the amount of cash on hand at custodian banks. The Trust issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

2.  INVESTMENT ADVISORY FEE, ADMINISTRATIVE FEE AND RELATED PARTY TRANSACTIONS.

The Trust has, on behalf of its Portfolios, entered into an investment advisory agreement ("Investment Advisory Agreement") with NBAI, a wholly-owned subsidiary of NationsBank, N.A.("NationsBank").

Under the terms of the Investment Advisory Agreement, NBAI is entitled to receive an advisory fee from the Portfolios equal to 0.30% on an annualized basis, of the average daily net assets of each Portfolio.

The Trust and NBAI have entered into a sub-advisory agreement ("Sub-Advisory Agreement") with TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive from NBAI a sub-advisory fee for each Portfolio at the annual rate of 0.033% of such Portfolio's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust pursuant to an administration agreement ("Administration Agreement"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust pursuant to a co-administration agreement ("Co-

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                            RESERVES

Administration Agreement"). Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of the Portfolios on a combined basis.

For the six months ended October 31, 1997, Stephens earned $236,189, after fee waivers, from the Portfolios for its administration services.

The investment adviser, sub-adviser, administrator and co-administrator may, from time to time, voluntarily reduce their fees payable by each Portfolio. For the six months ended October 31, 1997, the investment adviser and administrator voluntarily waived the following fees:

                                                                          FEES
                                                                       WAIVED BY         FEES
                                                                       INVESTMENT      WAIVED BY
                                                                        ADVISER      ADMINISTRATOR
                                                                       ----------    -------------
        Nations Cash Reserves.......................................   $2,229,860     $ 1,461,743
        Nations Treasury Reserves...................................      623,812         337,037
        Nations Government Reserves.................................      314,895         176,912
        Nations Municipal Reserves..................................      188,969          99,603

NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") acts as the custodian for the Trust's assets and, for the six months ended October 31, 1997, earned $13,333 for providing such services. BONY has entered into an agreement with each of the Portfolios and NationsBank of Texas, whereby BONY will serve as sub-custodian for the Portfolios. The Portfolios (except Nations Municipal Reserves) accrue a credit on daily cash balances held at BONY. The earnings credit is applied to the monthly custody fee. For the six months ended October 31, 1997, the earnings credit was $202.

First Data also serves as the transfer agent for the Portfolios' shares. NationsBank of Texas also acts as the sub-transfer agent for the Capital Class Shares of the Portfolios and, for the six months ended October 31, 1997, earned approximately $10,458 for providing such services. Stephens also serves as distributor of the Portfolios' shares.

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust for serving as trustee, officer or employee of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by the Trustees in attending such meetings.

The Portfolios' eligible Trustees may participate in a non-qualified deferred compensation plan and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, to the rate of return of Nations Treasury Fund, a fund of Nations Fund, Inc. The expenses for the deferred compensation plan and retirement plan are included in the "Trustees' fees and expenses" line of the Statements of Operations.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Liquidity Class Shares ("Liquidity Class Shares Plan") and the Market Class Shares ("Market Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, the Trust may reimburse Stephens for actual expenses incurred by Stephens in connection with the distribution of Liquidity Class Shares up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, the Trust may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Market Class Shares up to 0.20% of the average daily net assets of the Market Class Shares of the Portfolios. Currently, the Trust is not reimbursing Stephens for any portion of such expenses for Liquidity Class Shares and Market Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                            RESERVES

In addition, the Liquidity Class Shares Plan permits the Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of Nations Cash Reserves, Nations Government Reserves, and Nations Municipal Reserves and 0.35% of the average daily net assets of the Liquidity Class Shares of Nations Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing agreements, that provide administrative and/or distribution services to Liquidity Class Shares shareholders. Currently, the Trust is not accruing fees pursuant to the Liquidity Class Shares Plan.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class Shares, Adviser Class Shares and Market Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with the Trust for certain shareholder support services that are provided by the servicing agents to holders of Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Payments under the Servicing Plans are accrued daily and paid monthly at rates that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Liquidity Class Shares, Adviser Class Shares and Market Class Shares, of the Portfolios. Fees paid pursuant to the Servicing Plans are charged as expenses of Liquidity Class Shares, Adviser Class Shares and Market Class Shares, respectively, as accrued.

For the six months ended October 31, 1997, the effective annualized rates paid by the Portfolios, as a percentage of average daily net assets, pursuant to the plans are as follows:

                                         LIQUIDITY CLASS    ADVISER CLASS                    MARKET CLASS
                                             SHARES            SHARES        MARKET CLASS       SHARES
                                            SERVICING         SERVICING         SHARES        SERVICING
                  PORTFOLIO                   PLAN              PLAN             PLAN            PLAN
        ------------------------------   ---------------    -------------    ------------    ------------
        Nations Cash Reserves.........        0.15%             0.25%            0.10%           0.25%
        Nations Treasury Reserves.....        0.15%             0.25%            0.10%           0.25%
        Nations Government Reserves...        0.15%             0.25%            0.10%           0.25%
        Nations Municipal Reserves....        0.15%             0.25%            0.10%           0.25%

For the six months ended October 31, 1997, no fees were incurred by the Portfolios pursuant to the Liquidity Class Shares Plan.

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank and NBAI.

4.  SHARES OF BENEFICIAL INTEREST.

As of October 31, 1997, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued, shares into one or more additional classes or series of shares. Since the Portfolios have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions. Changes in capital stock for each Portfolio were as follows:

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                OCTOBER 31,          APRIL 30,
                                                                    1997               1997
                                                              ----------------    ---------------
        NATIONS CASH RESERVES:
          Capital Class Shares:
            Sold...........................................   $10,959,208,183     $ 8,400,298,782
            Issued as reinvestment of dividends............        34,824,259          25,009,333
            Redeemed.......................................    (9,933,211,429)     (7,348,719,105)
                                                               --------------      --------------
            Net increase...................................   $ 1,060,821,013     $ 1,076,589,010
                                                               ==============      ==============

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                            RESERVES

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                OCTOBER 31,          APRIL 30,
                                                                    1997               1997
                                                              ----------------    ---------------
        NATIONS CASH RESERVES (CONTINUED):
          Liquidity Class Shares:
            Sold...........................................   $ 3,214,287,017     $ 4,463,041,753
            Issued as reinvestment of dividends............         6,064,137           5,877,940
            Redeemed.......................................    (3,211,035,279)     (4,084,515,073)
                                                               --------------      --------------
            Net increase...................................   $     9,315,875     $   384,404,620
                                                               ==============      ==============

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                OCTOBER 31,          APRIL 30,
                                                                    1997               1997
                                                              ----------------    ---------------
          Adviser Class Shares:
            Sold...........................................   $ 1,744,862,398     $ 1,638,783,813
            Issued as reinvestment of dividends............         7,341,197           3,465,664
            Redeemed.......................................    (1,474,706,829)     (1,792,509,122)
                                                               --------------      --------------
            Net increase/(decrease)........................   $   277,496,766     $  (150,259,645)
                                                               ==============      ==============

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                OCTOBER 31,          APRIL 30,
                                                                    1997               1997*
                                                              ----------------    ---------------
          Market Class Shares:
            Sold...........................................   $   864,800,000     $   794,300,010
            Redeemed.......................................      (719,800,000)       (461,300,000)
                                                               --------------      --------------
            Net increase...................................   $   145,000,000     $   333,000,000
                                                               ==============      ==============

---------------
* The Nations Cash Reserves Market Class Shares commenced operations on May 3, 1996.

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                OCTOBER 31,          APRIL 30,
                                                                    1997               1997
                                                              ----------------    ---------------
        NATIONS TREASURY RESERVES:
          Capital Class Shares:
            Sold...........................................   $   543,033,706     $ 1,673,872,701
            Issued as reinvestment of dividends............         1,127,794             793,663
            Redeemed.......................................      (807,047,229)     (1,510,038,699)
                                                               --------------      --------------
            Net increase/(decrease)........................   $  (262,885,729)    $   164,627,665
                                                               ==============      ==============

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                OCTOBER 31,          APRIL 30,
                                                                    1997               1997
                                                              ----------------    ---------------
          Liquidity Class Shares:
            Sold...........................................   $   869,124,545     $   553,984,269
            Issued as reinvestment of dividends............         2,601,868           1,522,298
            Redeemed.......................................      (673,789,726)       (485,733,563)
                                                               --------------      --------------
            Net increase...................................   $   197,936,687     $    69,773,004
                                                               ==============      ==============

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                            RESERVES

                                                               SIX MONTHS ENDED     YEAR ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1997              1997
                                                               ----------------    -------------
        NATIONS TREASURY RESERVES (CONTINUED):
          Adviser Class Shares:
            Sold............................................    $1,155,939,388     $ 735,220,753
            Issued as reinvestment of dividends.............         4,331,484         1,848,791
            Redeemed........................................      (969,252,107)     (758,512,266)
                                                                --------------     --------------
            Net increase/(decrease).........................    $  191,018,765     $ (21,442,722)
                                                                ==============     ==============

                                                               SIX MONTHS ENDED     PERIOD ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1997              1997*
                                                               ----------------    --------------
          Market Class Shares:
            Sold............................................    $  339,300,000     $  333,950,010
            Redeemed........................................      (283,200,000)      (210,550,000)
                                                                --------------     --------------
            Net increase....................................    $   56,100,000     $  123,400,010
                                                                ==============     ==============

---------------
* The Nations Treasury Reserves Market Class Shares commenced operations on May 3, 1996.

                                                               SIX MONTHS ENDED     YEAR ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1997              1997
                                                               ----------------    -------------
        NATIONS GOVERNMENT RESERVES:
          Capital Class Shares:
            Sold............................................    $  482,218,855     $ 396,992,148
            Issued as reinvestment of dividends.............         1,690,027           488,093
            Redeemed........................................      (453,338,312)     (330,225,136)
                                                                --------------     --------------
            Net increase....................................    $   30,570,570     $  67,255,105
                                                                ==============     ==============

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1997               1997
                                                               ----------------    --------------
          Liquidity Class Shares:
            Sold............................................    $  270,911,710     $   28,431,378
            Issued as reinvestment of dividends.............           799,136            311,527
            Redeemed........................................      (262,630,713)       (22,390,624)
                                                                --------------     --------------
            Net increase....................................    $    9,080,133     $    6,352,281
                                                                ==============     ==============

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1997               1997
                                                               ----------------    --------------
          Adviser Class Shares:
            Sold............................................    $  172,388,971     $  646,626,695
            Issued as reinvestment of dividends.............           748,724          1,239,113
            Redeemed........................................      (147,556,381)      (731,189,720)
                                                                --------------     --------------
            Net increase/(decrease).........................    $   25,581,314     $  (83,323,912)
                                                                ==============     ==============

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                            RESERVES

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1997              1997*
                                                               ----------------    --------------
        NATIONS GOVERNMENT RESERVES (CONTINUED):
          Market Class Shares:
            Sold............................................   $   460,149,999     $  691,300,010
            Redeemed........................................      (446,150,000)      (472,800,000)
                                                                --------------     --------------
            Net increase....................................   $    13,999,999     $  218,500,010
                                                                ==============     ==============

---------------
* The Nations Government Reserves Market Class Shares commenced operations on May 3, 1996.

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1997               1997
                                                               ----------------    --------------
        NATIONS MUNICIPAL RESERVES:
          Capital Class Shares:
            Sold............................................   $   159,381,512     $  188,376,816
            Issued as reinvestment of dividends.............            63,056                 --
            Redeemed........................................      (147,370,354)      (177,158,206)
                                                                --------------     --------------
            Net increase....................................   $    12,074,214     $   11,218,610
                                                                ==============     ==============

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1997               1997
                                                               ----------------    --------------
          Liquidity Class Shares:
            Sold............................................   $   419,269,230     $  456,759,834
            Issued as reinvestment of dividends.............           650,754            980,434
            Redeemed........................................      (394,825,449)      (409,796,778)
                                                                --------------     --------------
            Net increase....................................   $    25,094,535     $   47,943,490
                                                                ==============     ==============

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1997               1997
                                                               ----------------    --------------
          Adviser Class Shares:
            Sold............................................   $   136,408,555     $   60,607,746
            Issued as reinvestment of dividends.............           394,289            196,137
            Redeemed........................................      (118,071,351)      (109,019,481)
                                                                --------------     --------------
            Net increase/(decrease).........................   $    18,731,493     $  (48,215,598)
                                                                ==============     ==============

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                 OCTOBER 31,         APRIL 30,
                                                                     1997              1997*
                                                               ----------------    --------------
          Market Class Shares:
            Sold............................................   $   222,500,001     $  339,700,010
            Issued as reinvestment of dividends.............                --                 --
            Redeemed........................................      (198,300,000)      (261,400,000)
                                                                --------------     --------------
            Net increase....................................   $    24,200,001     $   78,300,010
                                                                ==============     ==============

---------------
* The Nations Municipal Reserves Market Class Shares commenced operations on May 3, 1996.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                            RESERVES

5.  RESTRICTED SECURITIES.

The following securities are illiquid and restricted as to resale and, accordingly, are valued at fair value in good faith by or under the direction of the Trust's Board of Trustees taking into consideration such factors as the Board deems appropriate.

The following table shows the acquisition date, the par value, value per unit, fair value, the percentage of Nations Cash Reserves total net assets that each security comprises as well as the aggregate cost of each such security at October 31, 1997.

                                                                        VALUE                 PERCENTAGE
                                            ACQUISITION                  PER       FAIR           OF         COST AT
                 SECURITY                      DATE        PAR VALUE    UNIT       VALUE      NET ASSETS    10/31/97
------------------------------------------  -----------   -----------   -----   -----------   ----------   -----------
Jackson National Life Insurance Company:
  5.880% 01/02/98++#......................    12/31/96    $50,000,000   $1.00   $50,000,000      1.2%      $50,000,000
  5.870% 01/01/50++#......................    06/14/96     50,000,000   1.00     50,000,000      1.2        50,000,000
Peoples Security Life Insurance Company:
  5.730% 01/01/50++#......................    05/09/96     25,000,000   1.00     25,000,000       .60       25,000,000
Travelers Insurance Company:
  5.727% 08/31/98++#......................    07/31/97     50,000,000   1.00     50,000,000      1.2        50,000,000
  5.727% 11/13/98++#......................    10/14/97     50,000,000   1.00     50,000,000      1.2        50,000,000

---------------
 # Put Date is 04/30/98
++ Reset Date

Certain securities may be sold only pursuant to certain legal restrictions and may be difficult to sell. No Portfolio will invest more than 10% of the value of its net assets in securities that are illiquid.

6.  LINE OF CREDIT.

The Trust participates in an uncommitted line of credit provided by BONY under a line of credit agreement dated February 28, 1997 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Portfolio may borrow up to the lesser of $25 million or 25% of its net assets. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Portfolio maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

Borrowings for the six months ended October 31, 1997, by the Funds under the Agreement are disclosed below:

                            AMOUNT                                                AVERAGE
                          OUTSTANDING     MAXIMUM       AVERAGE                    DEBT
                              AT          AMOUNT        AMOUNT        AVERAGE       PER     INTEREST    RATE    INTEREST
                          10/31/1997    OUTSTANDING   OUTSTANDING     SHARES       SHARE      HIGH      LOW     EXPENSE
                          -----------   -----------   -----------   -----------   -------   --------    ----    -------
Fund Nations Municipal
  Reserves..............      --        $18,400,000    $ 146,630    231,876,669   $0.0006     6.02%     5.95%   $4,477

The average amount outstanding was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended October 31, 1997.

7.  CONCENTRATION OF CREDIT.

The Portfolios invest primarily in money market instruments maturing in one year or less whose ratings are within the highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are believed by NBAI or TradeStreet to be of comparable quality. The ability of the issuers of the securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)      NATIONS INSTITUTIONAL
                                                           RESERVES

8.  CAPITAL LOSS CARRYFORWARD.

As of April 30, 1997, the Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                   EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                   IN 1998     IN 2000     IN 2001     IN 2002     IN 2003     IN 2004     IN 2005
                                   --------    --------    --------    --------    --------    --------    --------
Nations Cash Reserves...........       --       $1,872       $850       $  574          --          --          --
Nations Treasury Reserves.......       --           --         --       $9,255      $3,324          --     $15,261
Nations Government Reserves.....       --           --         --           --          --      $1,209          --
Nations Municipal Reserves......     $ 72           --         --           --      $1,080          --          --

9.  PRINCIPAL SHAREHOLDERS.

At October 31, 1997, shareholders holding more than 10% of shares of outstanding are as follows:

                    FUND                        NUMBER OF SHAREHOLDERS    % OF TOTAL SHARES OUTSTANDING
---------------------------------------------   ----------------------    -----------------------------
Nations Cash Reserves........................              2                            24%
Nations Government Reserves..................              1                            10%

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